As filed with the Securities and Exchange Commission on May 21, 2018

File No. 333-224153

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. 1	[X]

Post-Effective Amendment No.	[ ]

TEMPLETON GROWTH FUND, INC.
(Exact Name of Registrant as Specified in Charter)

(954) 527-7500
(Registrant's Area Code and Telephone Number)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices: Number, Street, City, State, and Zip Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, Ca 94403-1906
(Name and Address of Agent for Service)

Copies to:

Bruce G. Leto, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered:  Class A, Class C, and Advisor Class Shares of beneficial interest, par value of $0.01 per share, of Templeton Growth Fund, Inc.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amenedment that specifically states that this Registration Statement shall therafter become effective in accordance with Section 8(a) of the 1933 Act, or until this Registration Statement shall become effective on such date as the Commisson, acting pursuant to such Section 8(a), shall determine.

1

TEMPLETON GLOBAL OPPORTUNITIES TRUST

IMPORTANT SHAREHOLDER INFORMATION

These materials are for a Special Meeting of Shareholders of Templeton Global Opportunities Trust (“TGOT”) scheduled for August 3, 2018, at 12:00 p.m., Eastern time.  These materials discuss a proposal to be voted on at the meeting and contain a Notice of Special Meeting of Shareholders, a Prospectus/Proxy Statement, and a proxy card.  A proxy card is, in essence, a ballot.  When you complete a proxy card, it tells us how you wish the individuals named on your proxy card to vote on important issues relating to TGOT.

If you complete, sign and return a proxy card, we’ll vote your proxy exactly as you tell us.  If you simply sign and return a proxy card without indicating how your shares are to be voted, we’ll vote your proxy FOR the proposal, which is in accordance with the recommendation of TGOT’s Board of Trustees, as further discussed on page 8 of the Prospectus/Proxy Statement.

       We urge you to review carefully the proposal in the Prospectus/Proxy Statement.  Then, fill out the proxy card and return it to us so that we know how you would like to vote.  When shareholders return their proxy cards promptly, additional costs of having to conduct additional solicitation or mailings may be avoided.

PLEASE COMPLETE, SIGN AND RETURN the proxy card you receive.

       We welcome your comments.  If you have any questions or would like to quickly vote your shares, call AST Fund Solutions, LLC, our proxy solicitor, toll free at (800) 967-0271. Agents are available 9:00 a.m. – 10:00 p.m., Eastern time, Monday through Friday, and 10:00 a.m. – 4:00 p.m., Eastern time, Saturday.

TELEPHONE AND INTERNET VOTING

For your convenience, you may be able to vote by telephone or, if eligible, through the Internet, 24 hours a day.  If your account is eligible to vote through the Internet, separate instructions are enclosed.

# 3134356  v. 5

TEMPLETON GLOBAL OPPORTUNITIES TRUST

300 S.E. 2nd Street

Fort Lauderdale, Florida 33301-1923

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on August 3, 2018

To the Shareholders of Templeton Global Opportunities Trust:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Meeting”) of Templeton Global Opportunities Trust (“TGOT”) will be held at the offices of Franklin Templeton Investments, 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923, on August 3, 2018, at 12:00 p.m., Eastern time.  The Meeting is being called for the following purposes:

1.        To approve an Agreement and Plan of Reorganization (the “Plan”) between TGOT and Templeton Growth Fund, Inc. (the “Growth Fund”), that provides for: (i) the acquisition of substantially all of the assets of TGOT by the Growth Fund in exchange solely for shares of the Growth Fund; (ii) the distribution of such shares to the shareholders of TGOT; and (iii) the complete liquidation and dissolution of TGOT.

2.        To transact such other business as may properly come before the Meeting.

A copy of the form of the Plan, which more completely sets forth the terms of the proposed reorganization of TGOT with and into the Growth Fund, is attached as Exhibit A to the Prospectus/Proxy Statement.

Shareholders of record as of the close of business on April 25, 2018 are entitled to notice of, and to vote at, the Meeting and any adjournment of the Meeting.

By Order of the Board of Trustees of TGOT,

Lori A. Weber

Secretary

May [_], 2018

You are invited to attend the Meeting, but if you cannot do so, the Board of Trustees of TGOT urges you to complete, date, sign, and return the enclosed proxy card in the enclosed postage-paid return envelope.  It is important that you return your signed proxy card promptly so that a quorum may be ensured at the Meeting.  You may revoke your proxy at any time before it is exercised by the subsequent execution and submission of a revised proxy card, by giving written notice of revocation to TGOT at any time before the proxy is exercised, or by voting in person at the Meeting.  You also may be able to vote by touch-tone telephone by calling the telephone number printed on your proxy card and following the recorded instructions.  In addition, if your account is eligible, you also may vote through the Internet by visiting the website printed on your proxy card and following the online instructions.

Prospectus/Proxy Statement

When reading this Prospectus/Proxy Statement, you will notice that certain terms are capitalized.  The more significant of those capitalized terms are explained in our glossary section at the back of the Prospectus/Proxy Statement.

TABLE OF CONTENTS

                                                                                                                                   Page

Cover Page                                                                                                                        Cover

How do the redemption procedures and exchange privileges of the Funds compare? 7

   Are there any significant differences between the investment goals, strategies, and

What are the fees and expenses of each Fund and what might they be after the

i

What are the capitalizations of the Funds and what might the Growth Fund’s

What are the principal investment risks associated with investments in the Funds? 27

                                                                                                      A.     Form of Agreement and Plan of Reorganization

                                                                                                      B.     Financial highlights for the Growth Fund for the six-month period ended February 28, 2018

                                                                                                      C.     Comparison of Governing Instruments and State Law

                                                                                                      D.     Principal Holders of Securities

                                                                                                     E.      Prospectus of the Growth Fund – Class A, Class C, Class R, Class R6 and Advisor

                                                                                                              Class, dated January 1, 2018, as supplemented to date (enclosed)

ii

PROSPECTUS/PROXY STATEMENT

Dated May [_], 2018

Acquisition of Substantially All of the Assets of

TEMPLETON GLOBAL OPPORTUNITIES TRUST

By and in Exchange for Shares of

TEMPLETON GROWTH FUND, INC.

This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting of Shareholders (the “Meeting”) of Templeton Global Opportunities Trust (“TGOT”).  At the Meeting, shareholders of TGOT will be asked to approve an Agreement and Plan of Reorganization (the “Plan”).  If TGOT’s shareholders vote to approve the Plan, substantially all of the assets of TGOT will be acquired by Templeton Growth Fund, Inc. (the “Growth Fund”), in exchange for Class A, Class C and Advisor Class shares of the Growth Fund.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

The Meeting will be held at the offices of Franklin Templeton Investments, 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923, on August 3, 2018, at 12:00 p.m., Eastern time.  You can reach these offices by calling (800) 342-5236.  The Board of Trustees of TGOT (the “Board”) is soliciting these proxies.  This Prospectus/Proxy Statement will first be sent to shareholders on or about [_________], 2018.

If TGOT’s shareholders vote to approve the Plan, you will receive Class A, Class C and Advisor Class shares of the Growth Fund of equivalent aggregate net asset value (“NAV”) to your investment in the corresponding class of shares of TGOT.  TGOT will then be liquidated and dissolved.

TGOT and the Growth Fund (each, a “Fund” and, together, the “Funds”) have identical investment goals and investment styles, and similar principal investment strategies and principal investment risks, although there are some differences, which are discussed in more detail below.  TGOT and the Growth Fund each have the same fundamental investment goal of long-term capital growth.

This Prospectus/Proxy Statement includes information about the Plan and the Growth Fund that you should know before voting on the Plan, which, if approved, will result in your becoming a shareholder of the Growth Fund.  You should retain this Prospectus/Proxy Statement for future reference.  Additional information about TGOT, the Growth Fund and the proposed transaction has been filed with the U.S. Securities and Exchange Commission (“SEC”) and can be found in the following documents:

•      The Prospectus of TGOT - Class A, Class C and Advisor Class shares, dated May 1, 2018, as supplemented to date (the “TGOT Prospectus”), which is incorporated herein by reference and considered a part of this Prospectus/Proxy Statement.

•      The Annual Report to Shareholders of TGOT for the fiscal year ended December 31, 2017.  Only the financial highlights of TGOT are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

•      The Prospectus of the Growth Fund - Class A, Class C, Class R, Class R6 and Advisor Class shares, dated January 1, 2018, as supplemented to date (the “Growth Fund Prospectus”), which is enclosed herewith, incorporated herein by reference and considered a part of this Prospectus/Proxy Statement.

•      A Statement of Additional Information (“SAI”), dated [_______], 2018, relating to this Prospectus/Proxy Statement, which has been filed with the SEC, is incorporated herein by reference and is considered a part of this Prospectus/Proxy Statement.

You may request a free copy of the SAI relating to this Prospectus/Proxy Statement, the TGOT Prospectus or the Growth Fund Prospectus without charge by calling (800) DIAL-BEN or by writing to Franklin Templeton Investments at One Franklin Parkway, San Mateo, CA 94403-1906.

SUMMARY

This is only a summary of certain information contained in this Prospectus/Proxy Statement.  You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the form of the Plan (attached as Exhibit A) and the Growth Fund Prospectus.

What am I being asked to vote upon?

Shareholders of TGOT are being asked to approve the Plan between TGOT and the Growth Fund, which provides for: (1) the acquisition of substantially all of the assets of TGOT by the Growth Fund in exchange solely for shares of the Growth Fund; (2) the distribution of such shares to the shareholders of TGOT; and (3) the complete liquidation and dissolution of TGOT.

What will happen if shareholders approve the Plan?

If TGOT’s shareholders vote to approve the Plan, shareholders of TGOT will become shareholders of the Growth Fund on or around August 24, 2018, and will no longer be shareholders of TGOT.  Shareholders of TGOT will receive Class A, Class C and Advisor Class shares of the Growth Fund (“Growth Fund Shares”) with an aggregate NAV equivalent to their investment in the corresponding class of shares of TGOT.

In particular, the Plan provides that:  (1) substantially all of the assets of TGOT will be acquired by the Growth Fund in exchange for Growth Fund Shares; and (2) the Growth Fund Shares received by TGOT in the exchange will then be distributed to shareholders of the corresponding class of shares of TGOT.  Because the Funds have different NAVs per share, the number of Growth Fund Shares that you receive will likely be different than the number of shares of the corresponding class of TGOT that you own, but the total value of your investment will be the same immediately before and after the exchange.  After the Growth Fund Shares are distributed to TGOT’s shareholders, TGOT will be completely liquidated and dissolved.  (The proposed transaction is referred to in this Prospectus/Proxy Statement as the “Transaction.”)

For more information concerning the similarities regarding share purchase, redemption and exchange procedures of the Funds, please see “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS – What are the distribution and purchase procedures of the Funds?” and “– What are the redemption procedures and exchange privileges of the Funds?”

How will the Transaction affect me?

If the Transaction is completed, you will cease to be a shareholder of TGOT and become a shareholder of the Growth Fund.  Summarized below are some of the considerations for deciding whether to approve the Plan:

Investment Goal, Principal Investment Strategies and Principal Investment Risks.  Both Funds have identical investment goals and employ the same “bottom-up,” value-oriented style of investing.  The Funds have similar principal investment strategies and principal investment risks, but there are some differences.

The investment goal of each Fund is long-term capital growth.  Both Funds invest in equity securities (primarily common stocks) of companies of any size located anywhere in the world, including developing or emerging market countries. TGOT may invest up to 40% of its net assets in securities of issuers located in developing or emerging market countries, and historically has had a greater exposure to such investments than the Growth Fund.  While the Growth Fund does not have a limitation on investments in developing or emerging market countries, its exposure to such investments historically has been below 20%.  TGOT invests its assets in issuers located in at least three different countries (including the United States).  The Growth Fund does not have a similar policy, but historically has invested in issuers located in at least three different countries (including the United States).  Both Funds may, from time to time, seek to hedge against currency risks using certain derivative instruments, including currency and cross currency forwards and currency futures contracts.  Both Funds also may invest up to 10% of their net assets in equity-linked notes.

The principal investment risks of the Funds are substantially similar, except that TGOT historically has had greater exposure to issuers located in developing and emerging markets than the Growth Fund, resulting in a greater degree of risk associated with such investments.  However, TGOT’s greater relative exposure to issuers located in developing and emerging markets has from time to time benefited, and in the future potentially could benefit, TGOT to the extent that such investments outperform investments in issuers located in developed markets.

For a more complete discussion, see the sections below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ Are there any significant differences between the investment goals, strategies, and policies of the Funds?” and “‒ How do the principal investment risks of the Funds compare?,” and “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – How do the investment goals, strategies, policies and risks of the Funds compare?,” “‒ How do the fundamental investment policies of the Funds compare?” and “‒ What are the principal investment risks associated with investments in the Funds?”  For additional information regarding the terms used in this section, see the glossary at the back of the Prospectus/Proxy Statement.

Potential Cost Savings.  As shown in the table below, the total annual operating expenses of the Growth Fund Shares are less than those of the corresponding share class of TGOT.  The following table compares the annualized net expense ratio, after any applicable management fee reductions, for each class of shares of the Growth Fund with those of the corresponding class of shares of TGOT, based on each Fund’s most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES1

Share Class	TGOT	Growth Fund
Class A	1.29%	1.05%
Class C	2.04%	1.80%
Advisor Class	1.04%	0.80%

                                                                                                                             ____________________

                                                                                                                                                                     1.  Expense ratios reflect annual fund operating expenses for the fiscal year ended December 31,

                                                                                                                               2017 for TGOT, and for the fiscal year ended August 31, 2017 for the Growth Fund.

As of December 31, 2017, the Growth Fund had a significantly larger asset base (approximately $14.1 billion) than TGOT (approximately $455 million).  The Transaction is not projected to have an immediate material impact on the expense ratio of the Growth Fund, as the addition of TGOT’s assets would cause the aggregate assets of the combined Growth Fund to be closer to, but not immediately reach, a lower breakpoint in its investment management fee schedule.

For a more detailed comparison of the Funds’ fees and expenses, see the sections below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the Funds’ investment management fees?” and “‒ What are the fees and expenses of each Fund and what might they be after the Transaction?”

Past Performance.  TGOT has outperformed the Growth Fund, on a total return basis, for the one-year and three-year periods ended December 31, 2017, primarily due to TGOT’s higher exposure to emerging markets, but the Growth Fund has outperformed TGOT for the five-year and ten-year periods ended such date (based on Class A Shares without sales load).  The average annual total return figures, without sales loads, for Class A shares at NAV for both Funds as of December 31, 2017 are shown below.

Average Annual Total Return (at NAV)*	TGOT Class A (without sales load)	Growth Fund Class A (without sales load)
1 Year	22.04%	17.80%
3 Years	7.49%	6.32%
5 Years	8.42%	8.94%
10 Years	2.85%	3.33%

                                                                                                                              ____________________

                                                                                                                              * Average annual total return represents the average annual change in value of an investment over the periods indicated.

More detailed performance information for the periods ended December 31, 2017 (including the performance of other share classes) is included below under the section titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS – How do the performance records of the Funds compare?”  Additional performance information, with and without sales charges, is incorporated by reference to the TGOT Prospectus and the Growth Fund Prospectus under the section “Fund Summary – Information about the Fund you should know before investing – Performance.”  Because all share classes of a particular Fund are invested in the same portfolio of securities, performance of other share classes differs only to the extent that the classes do not have the same expenses.

Asset Allocation and Portfolio Overlap. Both Funds may invest in companies of any size, including smaller capitalization companies, located anywhere in the world.  However, as of December 31, 2017, TGOT had a larger percentage of its assets invested in companies with capitalizations under $5 billion than the Growth Fund (11.5% vs. 3.4%), a larger percentage of assets invested in countries outside of North America (68.7% vs. 56.7%), and a larger percentage of assets invested in developing and emerging markets (31.5% vs. 12.5%).  The Funds also have generally similar sector allocations and allocations to equity securities.  As of December 31, 2017, over 60% of TGOT’s holdings overlapped with the Growth Fund’s holdings.

Service Providers. The Funds have different investment managers, and, unlike the Growth Fund, TGOT uses two subadvisers.  However, both Funds are managed using the same “bottom-up,” value-oriented, long-term approach when choosing equity investments, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential.  The Growth Fund does not currently receive services from subadvisers.  However, the Growth Fund is permitted to operate in a “manager of managers” structure whereby its investment manager can appoint and replace both wholly owned and unaffiliated subadvisers, and enter into, amend and terminate subadvisory agreements with such subadvisers, each subject to board approval but without obtaining prior shareholder approval.  The other principal service providers for the Funds are the same.  For additional information regarding the Funds’ principal service providers, see the sections below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS – Who manages the Funds?” and “– What are other key features of the Funds? – Service Providers.”

Management Fee Structure.  Both Funds are subject to an asset-based management fee structure with different fee breakpoints.  The Growth Fund has an investment management fee that is lower than TGOT’s investment management fee at each breakpoint, before and after any fee waivers.  For more information, see the section below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS – What are the Funds’ investment management fees?”

Costs of the Transaction.  Each Fund will pay 25% of the expenses of the Transaction, including proxy solicitation costs.  Templeton Investment Counsel, LLC (“Investment Counsel” or the “Investment Manager”), the investment manager for TGOT, and Templeton Global Advisors Limited (“Global Advisors”), the investment manager for the Growth Fund, will each pay 25% of such expenses.  The total amount of the expenses for the Transaction is estimated to be approximately $293,500 (or approximately $73,375 to be paid by each Fund), not including commissions that would be incurred during the sale of a portion of TGOT’s assets as part of a portfolio repositioning and separate from normal portfolio turnover.  The expenses associated with the Transaction will be allocated in the foregoing manner whether or not the Transaction is consummated.  The Board, the Board of Directors of the Growth Fund (the “Growth Fund Board”) and Fund management believe that a partial allocation of Transaction expenses to each Fund is appropriate because the Transaction is expected to be beneficial to each Fund and its shareholders.  For a more detailed discussion of the considerations of the Board, see the section below titled “REASONS FOR THE TRANSACTION.”

Repositioning of TGOT’s Portfolio Assets.  It is expected that a portion of TGOT’s portfolio assets (approximately 42%, based on portfolio assets as of December 31, 2017), may be sold in connection with the Transaction in order to align with the Growth Fund’s portfolio.  Such sales would consist primarily of TGOT’s holdings that are not held in the Growth Fund and any securities that are non-transferrable.  The transaction costs associated with such sales are expected to be approximately $0.05 per share, or 0.22% of TGOT’s NAV.  However, these transaction costs are expected to be completely offset by the reduced annual operating expenses that TGOT’s former shareholders would experience as shareholders of the combined Growth Fund (-0.24%).  For more information, see the section below titled “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION.”

What are the federal income tax consequences of the Transaction?

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes, and the delivery of a legal opinion to that effect is a condition of closing the Transaction, although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position.  Being a tax-free reorganization means that, subject to the limited exceptions described below under the heading “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION,” the shareholders of TGOT will recognize no income, gain or loss for federal income tax purposes upon the exchange of all of their shares in TGOT for shares in the Growth Fund.  Shareholders should consult their tax adviser about state and local tax consequences of the Transaction, if any, because the information about tax consequences in this Prospectus/Proxy Statement relates only to the federal income tax consequences of the Transaction.  For more information, please see the section below titled “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION.”

How do the distribution and purchase procedures of the Funds compare?

Shares of TGOT and the Growth Fund are sold on a continuous basis by Franklin Templeton Distributors, Inc. (“Distributors”).  Distribution and purchase procedures are the same for each Fund.

For a more complete discussion, see the section below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the distribution and purchase procedures of the Funds?”

How do the redemption procedures and exchange privileges of the Funds compare?

The Funds have the same redemption procedures and exchange privileges.

For a more complete discussion, see the section below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the redemption procedures and exchange privileges of the Funds?”

What is the anticipated timing of the Transaction?

The Meeting is scheduled to occur on August 3, 2018.  If the necessary shareholder approval is obtained, the Transaction will likely be completed on or around August 24, 2018.

What happens if the Transaction is not approved?

If the Transaction is not approved by TGOT’s shareholders or does not close for any other reason, such shareholders will remain shareholders of TGOT, and TGOT will continue to operate.  However, there can be no guarantee that the TGOT’s existing fee waiver arrangements will continue past its current term, or the current expenses for a class of shares will remain the same.  The Board then will consider such other actions as it deems necessary or appropriate, including possible liquidation, for TGOT.

How will shareholder voting be handled?

Shareholders who own shares of TGOT at the close of business on April 25, 2018 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a proportionate fractional vote for each fractional share that they hold.  Approval of the Transaction by TGOT requires the affirmative vote of the lesser of:  (i) a majority of the outstanding shares of TGOT; or (ii) 67% or more of the outstanding shares of TGOT present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of TGOT are present or represented by proxy (“1940 Act Majority Vote”).  AST Fund Solutions, LLC has been retained by TGOT to solicit, collect and tabulate shareholder votes.

Please vote by proxy as soon as you receive this Prospectus/Proxy Statement.  You may cast your vote by completing, signing and mailing the enclosed proxy card, by calling the number on the enclosed proxy card, or via the Internet by following the on-line instructions if your account is eligible.  If you vote by any of these methods, the persons appointed as proxies will officially cast your votes on your behalf at the Meeting.  You may also attend the Meeting and cast your vote in person at the Meeting.

You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting.  For more details about shareholder voting, see the “VOTING INFORMATION” section of this Prospectus/Proxy Statement.

What is the Board’s recommendation regarding the proposal?

The Board unanimously recommends that you vote FOR the Plan.  At a meeting held on February 27, 2018, the Board considered the proposal to reorganize TGOT with and into the Growth Fund, unanimously approved the Plan, and voted to recommend that shareholders of TGOT vote to approve the Plan.  For the reasons set forth in the “REASONS FOR THE TRANSACTION” section of this Prospectus/Proxy Statement, the Board, including the Independent Trustees, has determined that participation in the Transaction is in the best interests of TGOT.  The Board also concluded that no dilution in value would result to the shareholders of TGOT as a result of the Transaction.

THE BOARD RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.

COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS

Are there any significant differences between the investment goals, strategies, and policies of the Funds?

TGOT and the Growth Fund have identical investment goals and similar principal investment strategies and policies, but there are some differences.

Identical Investment Goals.  The investment goal of both Funds is long-term capital growth.

Similar Principal Investment Strategies.  Both Funds focus their investments on equity securities of companies from around the world.  Under normal market conditions, TGOT invests at least 65% of its total assets in the equity securities of companies located anywhere in the world, including developing or emerging market countries.  Under normal market conditions, the Growth Fund invests predominantly in the equity securities of companies located anywhere in the world, including developing markets.

TGOT invests its assets in issuers located in at least three different countries (including the United States).  The Growth Fund does not have a similar policy, but historically has invested in at least three different countries, including the United States.  As of December 31, 2017, the Growth Fund had a larger allocation to issuers in the United States than TGOT (38.45% vs. 27.43%). TGOT also may invest up to 40% of its net assets in securities of issuers located in developing or emerging market countries, and historically has had a greater exposure to such investments than the Growth Fund.  Although the Growth Fund does not have a limitation on investments in developing or emerging market countries, its exposure to such investments historically has been below 20%.  Both Funds may, from time to time, have significant investments in one or more countries, and/or in particular industries or sectors, such as financials and healthcare.  Both Funds may invest in companies of any size, including smaller companies, and both Funds invest in depositary receipts.

Both Funds may, from time to time, seek to hedge (protect) against currency risks, using certain derivative instruments, including currency and cross currency forwards and currency futures contracts.

Each Fund’s investment manager uses the same investment methodology for selecting equity investments for the Fund.  Each Fund’s investment manager applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential.  The investment manager also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

As a result of the foregoing similarities and differences, if the Transaction is consummated, based on data as of December 31, 2017, former shareholders of TGOT will be invested in a Fund with generally comparable market-capitalization, sector and asset allocations, but with slightly greater exposure to issuers with capitalizations over $25 billion and issuers located in the United States, and less exposure to issuers in developing and emerging markets.

Fundamental Investment Policies (i.e., a policy changeable only by shareholder vote).  The Funds have the same fundamental investment policies regarding borrowing money, acting as underwriter, making loans, purchasing or selling real estate, concentrating in an industry, diversifying among issuers, and issuing senior securities.  Shareholders of the Growth Fund recently approved an amended fundamental investment policy regarding purchasing or selling commodities.  As a result, the Funds’ fundamental investment policies regarding purchasing or selling commodities differ in that the Growth Fund’s fundamental investment policy provides additional flexibility to adapt to continuously changing regulation and to react to changes in the financial markets and the development of new investment opportunities and instruments, in accordance with its investment goal and subject to oversight by the Growth Fund Board.

For more information about the investment goals, strategies and policies of the Funds, please see the section below titled “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS” in this Prospectus/Proxy Statement.

How do the principal investment risks of the Funds compare?

Investments in both Funds involve risks common to most mutual funds.  You could lose money by investing in either Fund.  The principal investment risks of TGOT and the Growth Fund are similar.  Because both Funds invest in common stocks of smaller and midsize companies from around the world, including developing and emerging markets, and employ a “value” style of investing, both Funds disclose that they are subject to market, smaller and midsize companies, management, foreign securities, emerging market countries, currency management strategies, liquidity, regional focus and value style investing principal investment risks.  As of December 31, 2017, TGOT had greater exposure to issuers located in developing and emerging markets than the Growth Fund (31.5% vs. 12.5%), resulting in a greater degree of risk associated with such investments.  Both Funds also are subject to the risks of investing in derivative instruments and equity-linked notes.

For more information about the principal investment risks of the Funds, please see the section titled “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – What are the principal investment risks associated with investments in the Funds?”

What are the distribution and purchase procedures of the Funds?

Shares of each Fund are sold on a continuous basis by Distributors.  Class A shares of each Fund are generally sold at NAV per share plus a sales charge.  The maximum front-end sales charge imposed on purchases of Class A shares of both Funds is 5.75%, with reduced charges for purchases of $50,000 or more and no front-end sales charge for purchases of $1 million or more.  There is a 1.00% contingent deferred sales charge (“CDSC”) for purchases of $1 million or more if Class A shares for both Funds are sold within 18 months of purchase.  Class C shares of each Fund are generally subject to a 1.00% CDSC on shares sold within 12 months of purchase.  Advisor Class shares of each Fund are not subject to a sales charge.

Holders of Class A shares of TGOT will not be assessed a sales charge on their receipt of the Growth Fund Class A shares in connection with the Transaction.  No CDSC will be charged to TGOT’s shareholders in connection with the exchange of their shares pursuant to the terms of the Transaction.  Additional information and specific instructions explaining how to buy shares of each Fund are outlined in each Fund’s Prospectus, under the heading “Your Account.”

What are the redemption procedures and exchange privileges of the Funds?

Each Fund offers the same redemption features pursuant to which redemption proceeds are remitted by check after prompt receipt of proper documents, including signature guarantees under certain circumstances.  Each Fund’s shares may be redeemed at any time at the NAV next calculated after a shareholder’s request is received in proper form.  Each Fund has the same exchange privileges in that you can exchange shares between most Franklin Templeton funds within the same class, generally without paying any additional sales charges.  Shares of each Fund may be redeemed at their respective NAV per share subject to any applicable CDSC.  However, for purchases of $1 million or more of Class A shares, redemptions of such shares of a Fund that were purchased without an initial sales charge generally are subject to a 1.00% CDSC if redeemed within 18 months of their purchase.  Class C shares of each Fund are generally subject to a 1.00% CDSC if redeemed within 12 months of their purchase.  Advisor Class shares of each Fund are not subject to a CDSC.  Additional information and specific instructions explaining how to redeem and exchange shares of each Fund are outlined in each Fund’s Prospectus under the heading “Your Account.”  Each Fund’s Prospectus also lists, under the heading “Questions,” phone numbers for you to call if you have any questions about your account.

Who manages the Funds?

A board of trustees/directors provides general oversight of the business and affairs of each Fund, but is not involved in day-to-day management or securities selection.  TGOT and the Growth Fund are each an open-end management investment company (commonly called a mutual fund) registered with the SEC.  Each Fund operates as a diversified mutual fund.

Investment Managers.  Investment Counsel, 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923, serves as investment manager for TGOT. Global Advisors, Lyford Cay, Nassau, Bahamas, serves as investment manager for the Growth Fund.  Investment Counsel and Global Advisors are both indirect, wholly owned subsidiaries of Franklin Resources, Inc. (“FRI”).  FRI is a publicly owned holding company with its principal offices located at One Franklin Parkway, San Mateo, California 94403-1906.  Together, Investment Counsel, Global Advisors and their affiliates serve as investment manager or administrator to 45 registered investment companies, with approximately 186 U.S.-based funds or series.  Franklin Templeton Investments had over $753 billion in assets under management as of December 31, 2017.  Charles B. Johnson (former Chairman and Director of FRI) and Rupert H. Johnson, Jr. are principal shareholders of FRI.

Subadvisers.  Under an agreement with Investment Counsel, Franklin Templeton Investments (Asia) Limited (“FTIA”), 17th Floor, Chater House, 8 Connaught Road Central, Hong Kong, and Templeton Asset Management Ltd. (“TAML”), 7 Temasek Boulevard, Suntec Tower One, #38-3, Singapore 038987, serve as subadvisers for TGOT. FTIA and TAML are both indirect, wholly owned subsidiaries of FRI.

The Growth Fund does not currently receive services from subadvisers.  However, the Growth Fund is permitted to operate in a “manager of managers” structure whereby its investment manager can appoint and replace both wholly owned and unaffiliated subadvisers, and enter into, amend and terminate subadvisory agreements with such subadvisers, each subject to board approval but without obtaining prior shareholder approval.  For additional information see “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS–Who manages the Funds?–Manager of Managers Structure” below.

Fund Management Team.  The Funds are managed by different portfolio management teams.  The portfolio managers have responsibility for the day-to-day management of the Funds and seek to develop ideas and implement investment strategies for each Fund. The portfolio managers for each Fund are as follows:

TGOT:

Alan Chua, CFA – Portfolio Manager of TAML

Mr. Chua has been the lead portfolio manager of TGOT since 2010. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 2000.

Joanne Wong, CFA – Portfolio manager of FTIA

Ms. Wong has been a portfolio manager of TGOT since 2010, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 2002.

Growth Fund:

Norman J. Boersma, CFA – President, Chief Executive Officer and Director of Global Advisors

Mr. Boersma has been the lead portfolio manager of the Growth Fund since 2011. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1991.

Tucker Scott, CFA – Executive Vice President of Global Advisors

Mr. Scott has been a portfolio manager of the Growth Fund since 2007, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

James Harper, CFA – Executive Vice President of Global Advisors

Mr. Harper has been a portfolio manager of the Growth Fund since 2010, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2007.

Heather Arnold, CFA –  Executive Vice President, Director of Research and Portfolio Manager of Global Advisors

Ms. Arnold has been a portfolio manager of the Growth Fund since 2014, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She first joined Franklin Templeton Investments in 1997, left in 2001 to start her own company and rejoined again in 2008.

Christopher James Peel, CFA – Vice President of Global Advisors

Mr. Peel has been a portfolio manager of the Growth Fund since 2016. He joined Franklin Templeton Investments in 2007.

Herbert J. Arnett, Jr. – Vice President of Global Advisors

Mr. Arnett has been a portfolio manager of the Growth Fund since 2016. He joined Franklin Templeton Investments in 1996.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Messrs. Boersma, Scott, Harper, Peel and Arnett and Ms. Arnold are expected to continue to manage the Growth Fund after the Transaction.  The SAI for TGOT, dated May 1, 2018 (the “TGOT SAI”), and the SAI for the Growth Fund, dated January 1, 2018 (the “Growth Fund SAI”), provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.  For information on how to obtain a copy of the TGOT SAI and the Growth Fund SAI, please see the section entitled “INFORMATION ABOUT THE FUNDS.”

Manager of Managers Structure.  Global Advisors and the Growth Fund have received an exemptive order from the SEC that allows the Growth Fund to operate in a “manager of managers” structure whereby Global Advisors can appoint and replace both wholly owned and unaffiliated subadvisers, and enter into, amend and terminate subadvisory agreements with such subadvisers, each subject to board approval but without obtaining prior shareholder approval (“Manager of Managers Structure”).  The Growth Fund will, however, inform shareholders of the hiring of any new subadviser within 90 days after the hiring. The SEC exemptive order provides the Growth Fund with greater flexibility and efficiency by preventing the Growth Fund from incurring the expense and delays associated with obtaining shareholder approval of such subadvisory agreements.  Additional information regarding the “manager of managers” structure is provided in the Growth Fund Prospectus under the heading “Management – Manager of Managers Structure.”

What are the Funds’ investment management fees?

Each Fund’s investment management agreement describes the services to be provided by such Fund’s investment manager, which services include investment advisory services as well as administrative services, and the compensation to be paid by the Fund in return for such services.

As shown in the table below, the Growth Fund has an investment management fee that is lower than TGOT’s investment management fee at each breakpoint.  If the Transaction is consummated, the aggregated assets of the combined Growth Fund would be closer to reaching a lower breakpoint in its investment management fee schedule.  In addition, TGOT’s shareholders will experience a reduction in the overall total expense ratio that applies to their investment if TGOT is reorganized into the Growth Fund.

The investment management fee, including breakpoints, under the investment management agreements between each Fund and its investment manager are as follows:

TGOT	Growth Fund
0.900% up to and including $200 million;	0.780% up to and including $200 million;
0.885% over $200 million, up to and including $700 million;	0.765% over $200 million, up to and including $700 million;
0.850% over $700 million, up to and including $1 billion;	0.730% over $700 million, up to and including $1 billion;
0.830% over $1 billion, up to and including $1.2 billion;	0.715% over $1 billion, up to and including $1.2 billion;
0.805% over $1.2 billion, up to and including $5 billion;	0.690% over $1.2 billion, up to and including $5 billion;
0.785% over $5 billion, up to and including $10 billion;	0.675% over $5 billion, up to and including $10 billion;
0.765% over $10 billion, up to and including $15 billion;	0.655% over $10 billion, up to and including $15 billion;
0.745% over $15 billion, up to and including $20 billion; and	0.635% over $15 billion, up to and including $20 billion;
0.725% in excess of $20 billion.	0.615% over $20 billion, up to and including $25 billion;
0.605% over $25 billion, up to and including $30 billion;
0.595% over $30 billion, up to and including $35 billion;
0.585% over $35 billion, up to and including $40 billion;
0.575% over $40 billion, up to and including $45 billion; and
0.565% in excess of $45 billion.

With respect to TGOT, Investment Counsel has contractually agreed to limit its investment management fee to 0.85% until further notice or approval by the Board. The waiver will continue for at least one year from the effective date of the Prospectus/Proxy Statement.

For the fiscal year ended December 31, 2017, TGOT paid Investment Counsel investment management fees of $3,713,405 after fee waivers, and $3,896,716 before any waivers.

For the fiscal year ended August 31, 2017, the Growth Fund paid Global Advisors investment management fees of $93,717,965.  The investment management fees before any reduction to reflect reduced services resulting from the Growth Fund’s investment in a Franklin Templeton money fund were $93,832,050 for the same period.

The fees paid to TAML and FTIA for subadvisory services to TGOT are deducted from the fees that Investment Counsel receives from TGOT, and have no impact on the investment management fees paid by TGOT.

A discussion regarding the basis for the Board’s approval of the investment management agreement with Investment Counsel, and the subadvisory agreements with FTIA and TAML, for TGOT is available in the Semi-Annual Report to Shareholders for the period ended June 30, 2017.  A discussion regarding the basis for the Growth Fund Board’s approval of the investment management agreement with Global Advisors for the Growth Fund is available in the Annual Report to Shareholders for the period ended August 31, 2017.

Investment Counsel, on behalf of TGOT, and Global Advisors, on behalf of the Growth Fund, have each subcontracted with Franklin Templeton Services, LLC (“FT Services”) to provide administrative services and facilities to the respective Fund.  For such services, Investment Counsel and Global Advisors pay FT Services an administrative fee out of its investment management fees from the applicable Fund.

What are the fees and expenses of each Fund and what might they be after the Transaction?

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  Expense ratios reflect annual fund operating expenses for the one-year period ended December 31, 2017 for TGOT, and ended August 31, 2017 for the Growth Fund.  The tables also show the pro forma estimated fees and expenses for the Growth Fund, assuming that: (i) shareholders of TGOT approve the Plan; (ii) the Transaction had been completed as of the beginning of the Growth Fund’s most recently completed fiscal year; and (iii) the Growth Fund had one year of combined operations.  The purpose of the tables is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a shareholder of the combined Growth Fund.

You will not pay any initial or deferred sales charge in connection with the Transaction.

TABLE OF SHAREHOLDER FEES (both Funds)

The following table shows shareholder fees paid directly from a new investment, which will remain the same after the Transaction.  You will not pay these charges in connection with the Transaction.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Advisor Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sales proceeds)	None[1]	1.00%[2]	None

                                                                                                                                                                                         1      There is a 1.00% CDSC that applies to investments of $1 million or more and purchases by certain retirement plans without an initial sales charge sold within 18 months of purchase.

                                                                                                                                                                                           2      The CDSC applies to shares sold within 12 months of purchase.

For purposes of calculating any CDSC, the purchase date of any shares received in the Transaction will be the same as the purchase date that was applicable to your shares of TGOT.

                                                                                 ANNUAL OPERATING EXPENSE TABLES FOR CLASS A, CLASS C AND

                                                                           ADVISOR CLASS SHARES OF THE FUNDS AND PROJECTED EXPENSES AFTER THE TRANSACTION

As shown in the tables below, TGOT’s shareholders will experience a reduction in the overall total expense ratio that applies to their investment if TGOT is reorganized into the Growth Fund.

ANNUAL FUND OPERATING EXPENSES[1]	TGOT	Growth Fund	Pro Forma Growth Fund
	Class A	Class A	Class A2

Management fees	0.89%	0.68%	0.68%
Distribution and service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.19%	0.12%	0.12%
Total annual Fund operating expenses	1.33%	1.05%	1.05%
Fee waiver and/or expense reimbursement	-0.05%[3]	None	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.28%	1.05%	1.05%

ANNUAL FUND OPERATING EXPENSES[1]	TGOT	Growth Fund	Pro Forma Growth Fund
	Class C	Class C	Class C2

Management fees	0.89%	0.68%	0.68%
Distribution and service (12b-1) fees	1.00%	1.00%	1.00%
Other expenses	0.19%	0.12%	0.12%
Total annual Fund operating expenses	2.08%	1.80%	1.80%
Fee waiver and/or expense reimbursement	-0.05%[3]	None	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	2.03%	1.80%	1.80%

ANNUAL FUND OPERATING EXPENSES[1]	TGOT	Growth Fund	Pro Forma Growth Fund
	Advisor Class	Advisor Class	Advisor Class[2]

Management fees	0.89%	0.68%	0.68%
Distribution and service (12b-1) fees	None	None	None
Other expenses	0.19%	0.12%	0.12%
Total annual Fund operating expenses	1.08%	0.80%	0.80%
Fee waiver and/or expense reimbursement	-0.05%[3]	None	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.03%	0.80%	0.80%

     1        Expense ratios reflect annual fund operating expenses for the fiscal year ended December 31, 2017 for TGOT, and the fiscal year ended August 31, 2017 for the Growth Fund. Other expenses of the Funds have been restated to exclude non-recurring period expenses.  If these expenses were included in the tables above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Funds’ Financial Highlights.

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2      Pro forma expenses are based on current and anticipated Growth Fund expenses as if:  (1) the Transaction had been effective as of September 1, 2016; and (2) the Growth Fund had one year of combined operations.  The Growth Fund’s pro forma expenses include estimated costs of the Transaction of approximately $73,375 to be borne by each Fund.

3        The investment manager has contractually agreed to waive its fee so that the management fee for TGOT does not exceed 0.85% until further notice or approval by the Board of TGOT.  The waiver will continue for at least one year from the effective date of the Prospectus/Proxy Statement.  Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

These examples are intended to help you compare the cost of investing in shares of TGOT with the cost of investing in the corresponding class of shares of the Growth Fund, both before and after the Transaction.  The example assumes:

  You invest $10,000 for the periods shown;
  Your investment has a 5% return each year;
  The Fund’s operating expenses remain the same, taking into account any contractual waivers for the applicable period; and
  You sell your shares at the end of the period.

The example reflects adjustments made to each Fund’s operating expenses due to the fee waivers and/or expense reimbursements for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
TGOT - Class A	$698[1]	$968	$1,257	$2,080
Growth Fund - Class A	676[1]	890	1,121	1,784
Pro Forma Growth Fund - Class A (assuming the Transaction is completed)	676[1]	890	1,121	1,784

1  Assumes a CDSC will not apply.

	1 Year	3 Years	5 Years	10 Years
TGOT - Class C	$306	$647	$1,114	$2,406
Growth Fund - Class C	283	566	975	2,116
Pro Forma Growth Fund - Class C (assuming the Transaction is completed)	283	566	975	2,116

	1 Year	3 Years	5 Years	10 Years
TGOT – Advisor Class	$105	$339	$591	$1,313
Growth Fund – Advisor Class	82	255	444	990
Pro Forma Growth Fund – Advisor Class (assuming the Transaction is completed)	82	255	444	990

If you do not sell your shares:	1 Year	3 Years	5 Years	10 Years
TGOT - Class C	$206	$647	$1,114	$2,406
Growth Fund - Class C	183	566	975	2,116
Pro Forma Growth Fund - Class C (assuming the Transaction is completed)	183	566	975	2,116

How do the performance records of the Funds compare?

As shown in the tables below, TGOT has outperformed the Growth Fund, on a total return basis, for the one-year and three-year periods ended December 31, 2017, primarily due to TGOT’s higher exposure to emerging markets, but the Growth Fund has outperformed TGOT for the five-year and ten-year periods ended on such date.

The average total return figures for Class A, Class C and Advisor Class shares of the Funds, with and without any applicable sales charges and before taxes, as of December 31, 2017, are shown below.

Average Annual Total Return	TGOT Class A (with sales charge)	Growth Fund Class A (with sales charge)
1 Year	15.03%	11.01%
3 Years	5.38%	4.24%
5 Years	7.15%	7.65%
10 Years	2.24%	2.72%

Average Annual Total Return	TGOT Class A (without sales charge)	Growth Fund Class A (without sales charge)
1 Year	22.04%	17.80%
3 Years	7.49%	6.32%
5 Years	8.42%	8.94%
10 Years	2.85%	3.33%

Average Annual Total Return	TGOT Class C (with sales charge)	Growth Fund Class C (with sales charge)
1 Year	20.07%	15.93%
3 Years	6.69%	5.51%
5 Years	7.61%	8.11%
10 Years	2.08%	2.56%

Average Annual Total Return	TGOT Class C (without sales charge)	Growth Fund Class C (without sales charge)
1 Year	21.07%	16.93%
3 Years	6.69%	5.51%
5 Years	7.61%	8.11%
10 Years	2.08%	2.56%

Average Annual Total Return	TGOT Advisor Class	Growth Fund Advisor Class
1 Year	22.29%	18.08%
3 Years	7.75%	6.58%
5 Years	8.70%	9.21%
10 Years	3.08%	3.59%

The Funds’ past performance is not necessarily an indication of how the Funds will perform in the future.  You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Where can I find more financial and performance information about the Funds?

The TGOT Prospectus, the Growth Fund Prospectus (enclosed), TGOT’s Annual Report to Shareholders for the fiscal year ended December 31, 2017, and the Growth Fund’s Annual Report to Shareholders for the fiscal year ended August 31, 2017, and Semi-Annual Report to Shareholders for the six-month period ended February 28, 2018 contain additional financial and performance information for the Funds, including each Fund’s financial performance for the past five years, under the heading “Financial Highlights.”  Included in the financial highlights of the Funds are (1) the total returns for TGOT for the past five fiscal years ended December 31, 2017, and (2) the total returns for the Growth Fund for the past five fiscal years ended August 31, 2017, and for the six-month period ended February 28, 2018.  The financial highlights for the Growth Fund for the six-month period ended February 28, 2018 are included in Exhibit B.  Additional performance information, including after-tax return information, is contained in the TGOT Prospectus and in the Growth Fund Prospectus (enclosed), respectively, under the heading “Performance.”  These documents are available free of charge upon request (see the section “INFORMATION ABOUT THE FUNDS”).

What are other key features of the Funds?

Service Providers.  The Funds use the same service providers for the following services:

•       Custody Services.  JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017, acts as custodian of each Fund’s securities and other assets.

•       Transfer Agency Services.  Franklin Templeton Investor Services, LLC, 3344 Quality Drive, Rancho Cordova, California 95670-7313, an indirect wholly owned subsidiary of FRI, is each Fund’s shareholder servicing agent and acts as the Funds’ transfer agent and dividend-paying agent.

•       Administrative Services.  FT Services, One Franklin Parkway, San Mateo, California 94403-1906, an indirect wholly owned subsidiary of FRI, has an agreement with each Fund’s investment manager to provide certain administrative services and facilities for the Funds.  The administrative services include preparing and maintaining books, records and tax and financial reports and monitoring compliance with regulatory requirements.

•       Distribution Services.  Distributors, One Franklin Parkway, San Mateo, California 94403-1906, acts as the principal underwriter in the continuous public offering of each Fund’s shares under the same terms and conditions.

•       Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, California 94111-4004, serves as each Fund’s independent registered public accounting firm.  The independent registered public accounting firm audits the financial statements included in each Fund’s Annual Report to Shareholders.

Distribution and Service (12b-1) Fees.  Class A and Class C shares of each Fund have a distribution or “Rule 12b-1” plan.  Under the Rule 12b-1 plans, the Funds may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of that class.  These expenses also may include, among others, service fees paid to securities dealers or others who have executed a servicing agreement with a Fund, Distributors or its affiliates, and who provide service or account maintenance to shareholders (service fees); and the expenses of printing prospectuses and reports used for sales purposes, of marketing support and of preparing and distributing sales literature and advertisements.  The distribution and service (12b-1) fees charged to each class are based only on expenses attributable to that particular class.

Under the Class A Rule 12b-1 Plan for each Fund, the Fund may pay up to 0.25% per year of the average daily net assets of Class A shares to those who sell and distribute Class A shares and provide other services to shareholders.  Under the Class C Rule 12b-1 Plan for each Fund, the Fund may pay up to 1.00% per year of the average daily net assets of Class C shares.  Advisor Class shares of each Fund have no Rule 12b-1 plan.  For more information regarding the each Fund’s Rule 12b-1 plan, please see “The Underwriter – Distribution and service (12b-1) fees – Class A and C” in TGOT’s SAI, and “The Underwriter – Distribution and service (12b-1) fees – Class A, C and R” in the Growth Fund’s SAI.

Fiscal Years.  The fiscal year end of TGOT is December 31st.  The fiscal year end of the Growth Fund is August 31st.

Dividends and Distributions.  Both Funds intend to pay income dividends at least annually from net investment income.  Both Funds may pay capital gains, if any, at least annually. The Funds may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund.  The amount of any distribution will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions.  Your income dividends and capital gain distributions will be automatically reinvested in additional shares at NAV unless you elect to receive them in cash.

Tax. The tax implications of an investment in each Fund are generally the same.  For more information about the tax implications of investments in the Funds, see the Funds’ Prospectuses under the heading “Distributions and Taxes.”

REASONS FOR THE TRANSACTION

At a meeting of the Board on February 27, 2018 (the “February Meeting”), Investment Counsel, Global Advisors and Distributors (together, “Management”) recommended to the Board that it approve the reorganization of TGOT with and into the Growth Fund.  Management recommended the Transaction because, if approved, shareholders of TGOT will become shareholders of a Fund with the same investment goal and investment style, similar principal investment strategies and principal investment risks, lower annual fund operating expenses, slightly better long-term total return investment performance, significantly more assets, and more favorable sales prospects.

At the February Meeting, the Board considered and approved the proposed Transaction.  The Independent Trustees were advised on this matter by independent counsel.

The Board requested and received from Investment Counsel written materials containing relevant information about the Growth Fund and the proposed Transaction, including fee and expense information on an actual and future estimated basis, and comparative performance data of TGOT and the Growth Fund.

The Board reviewed detailed information about:  (1) the comparability of the investment goals, strategies, policies, restrictions and investments of the Funds; (2) the portfolio management and other service providers of the Funds; (3) the comparative short-term and long-term investment performance of the Funds; (4) the current expense ratios of each Fund and the anticipated post-Transaction expense ratios of the Growth Fund; (5) the relative asset size of each Fund, including the benefits to TGOT of joining with a larger fund; (6) how the costs of the Transaction will be shared, including the agreement by each Fund’s investment manager to pay a portion of the expenses related to the Transaction; (7) the federal income tax consequences of the Transaction to each Fund’s shareholders; and (8) the general characteristics of the Funds.

The Board considered the potential benefits, risks and costs of the Transaction to shareholders of TGOT.  In approving the Transaction, the Board considered the following factors, among other things:

Fund Operating Expenses.  The Growth Fund’s annual operating expense ratio for each share class is lower than TGOT’s annual operating expense ratio for the corresponding share class.  For each Fund’s most recently completed fiscal year, the annual operating expense ratio for Class A, Class C and Advisor Class of the Growth Fund was 0.24% (24 basis points) lower than the annual operating expense ratio for the corresponding class of TGOT.

Fund Assets.  As of December 31, 2017, the Growth Fund had a significantly larger asset base (approximately $14.1 billion) than TGOT (approximately $455 million).

Investment Performance.  Performance for the Funds has been generally similar, with TGOT only recently outperforming the Growth Fund, primarily due to its higher exposure to emerging markets. The Growth Fund has slightly outperformed TGOT over the five-year (+0.52%) and ten-year (+0.48%) periods ended December 31, 2017 (based on Class A shares without sales load).  TGOT had higher average annual returns for the one-year (+4.24%) and three-year (+1.17%) periods ended December 31, 2017.

Investment Goals and Principal Investment Strategies and Risks.  Both Funds have the same investment goal and employ the same “bottom-up,” value-oriented style of investing.  Both Funds invest primarily in common stocks of companies of any size located anywhere in the world, including developing and emerging markets.  However, TGOT historically has had a larger allocation to developing and emerging markets than the Growth Fund.  TGOT invests its assets in issuers located in at least three different countries (including the United States).  The Growth Fund does not have a similar policy, but historically has invested in issuers located in at least three different countries (including the United States), and the Funds are managed in the same investment style and have a significant amount of portfolio overlap.  Both Funds may, from time to time, seek to hedge against currency risks using certain derivative instruments, including currency and cross currency forwards and currency futures contracts.  Both Funds also may invest up to 10% of their net assets in equity-linked notes.  The principal investment risks of the Funds are similar.

Asset Allocations and Portfolio Overlap.  Both Funds may invest in companies of any size, including smaller capitalization companies, located anywhere in the world.  However, as of December 31, 2017, TGOT had a larger percentage of its assets invested in companies with capitalizations under $5 billion than the Growth Fund (11.5% vs. 3.4%), a larger percentage of assets invested in countries outside of North America (68.7% vs. 56.7%), and a larger percentage of assets invested in developing and emerging markets (31.5% vs. 12.5%).  The Funds also have generally similar sector allocations and allocations to equity securities.  As of December 31, 2017, over 60% of TGOT’s holdings overlap with the Growth Fund’s holdings.

Sales Prospects.  For the 12 months ended November 30, 2017, TGOT experienced new gross sales of approximately $37.8 million, while the Growth Fund has experienced new gross sales of approximately $541.6 million.  Management believes that the Growth Fund has more long-term potential for growth of assets and further economies of scale.

Service Providers.  The Funds have different investment managers and portfolio management teams, but are both managed using the same investment style and process.  Unlike the Growth Fund, TGOT also uses two subadvisers, TAML and FTIA.  The other current principal service providers for the Funds are the same.

Tax-Free Reorganization.  The Transaction is anticipated to be treated as a tax-free reorganization for federal income tax purposes.  For more information, see “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION” below.

Repositioning.  Management expects that a portion of TGOT’s portfolio assets (approximately 42%, based on portfolio assets as of December 31, 2017) may be sold in connection with the Transaction in order to align with the Growth Fund’s portfolio.  Such sales would consist primarily of TGOT’s holdings that are not held in the Growth Fund and any securities that are non-transferrable.  Management expects the transaction costs associated with such sales to be approximately $0.05 per share, or 0.22% of TGOT’s NAV.  However, these transaction costs are expected to be completely offset by the reduced annual operating expenses that TGOT’s former shareholders would experience as shareholders of the combined Growth Fund (-0.24%).

Costs of the Transaction.  The Plan provides that each Fund will pay 25% of the expenses of the Transaction, with each Fund’s investment manager paying 25% of such expenses (i.e., Investment Counsel and Global Advisors each paying 25%), not including commissions that would be incurred during the sale of a portion of TGOT’s assets as part of a portfolio repositioning.  In considering the Transaction expenses to be borne by each Fund, the Board considered that the Transaction will offer shareholders of TGOT the opportunity to reorganize into a significantly larger fund with a lower annual operating expense ratio and slightly better long-term total return performance.  For additional information, see “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION–Repositioning of TGOT’s Portfolio Assets” below.

Based upon its evaluation of the relevant information presented to it, and in light of its fiduciary duties under federal and state law, the Board, including all of the Independent Trustees, concluded that participating in the Transaction is in the best interests of TGOT, and that no dilution of value would result to the shareholders of TGOT from the Transaction.  The Board unanimously approved the Plan at the February Meeting, and unanimously recommended that shareholders of TGOT vote to approve the Plan.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN

INFORMATION ABOUT THE TRANSACTION

This is only a summary of the Plan.  You should read the form of the Plan, which is attached as Exhibit A, for more complete information about the Transaction.

How will the Transaction be carried out?

If the shareholders of TGOT approve the Plan, the Transaction will be completed after various conditions are satisfied, including the preparation of certain documents.  If the shareholders of TGOT do not approve the Plan, the Transaction will not take place, and TGOT will continue to operate as it currently does, and the Board will consider such other actions as it deems necessary or appropriate, including possible liquidation, for TGOT.

If the shareholders of TGOT approve the Plan, the officers of TGOT and the Growth Fund will determine a specific date, called the “closing date,” for the Transaction to take place.  TGOT will transfer substantially all of its assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), to the Growth Fund on the closing date, which is scheduled to occur on or around August 24, 2018 (the “Closing Date”), but which may occur on an earlier or later date as the officers of TGOT and the Growth Fund may mutually agree.  The Growth Fund will not assume any liabilities of TGOT, whether accrued or contingent, known or unknown, and TGOT will use its reasonable best efforts to discharge all of its known liabilities.  In exchange, the Growth Fund will issue the Growth Fund Shares that have an aggregate NAV equal to the dollar value of the assets delivered to the Growth Fund by TGOT.  TGOT will distribute to its shareholders the Growth Fund Shares it receives.  Each shareholder of TGOT will receive the Growth Fund Shares with an aggregate NAV equal to the aggregate NAV of his or her shares of TGOT at the time of the exchange.  The share transfer books of TGOT will be permanently closed as of 4:00 p.m., Eastern time, on the Closing Date.

TGOT will accept requests for redemptions only if received in proper form before 4:00 p.m., Eastern time, on the Closing Date.  Requests received after that time will be considered requests to redeem the Growth Fund Shares.  Prior to the Closing Date, TGOT will pay or make provision for payment of all of its remaining liabilities, if any.  At the closing, each shareholder of record of TGOT shall have the right to receive any unpaid dividends or distributions declared prior to the closing, including any declared dividend or distribution, with respect to shares of TGOT that such shareholder had on the distribution record date.  TGOT will then terminate its existence, liquidate, and dissolve.

The obligations of the Funds under the Plan are subject to various conditions, including:

•     the Growth Fund’s Registration Statement on Form N-14 under the Securities Act of 1933 (the “1933 Act”), of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC, such Registration Statement shall have become effective, no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

•     the shareholders of TGOT shall have approved the Transaction; and

•     both TGOT and the Growth Fund shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for federal income tax purposes for TGOT, the Growth Fund, or the shareholders of TGOT.

For information regarding the costs of the Transaction, see “Who will pay the expenses of the Transaction?”  For information regarding the costs and tax implications of repositioning a portion of TGOT’s assets in connection with the Transaction, see “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION–Repositioning of the Foreign Fund’s Portfolio Assets.”

Both TGOT and the Growth Fund may terminate or abandon the Plan at any time before or after the approval of the Plan by the shareholders of TGOT.

Following the Closing Date, any outstanding TGOT share certificates shall be deemed cancelled.

Who will pay the expenses of the Transaction?

Each Fund will pay 25% of the total cost of the Transaction, and each Fund’s investment manager will pay 25% of the total cost (i.e., Investment Counsel and Global Advisors each will pay 25%).  The total amount of such costs and expenses for the Transaction is estimated to be $293,500.  Thus, each Fund is expected to pay approximately $73,375 in connection with the Transaction, not including commissions that would be incurred during the sale of a portion of TGOT’s assets as part of a portfolio repositioning.

What should I know about the Growth Fund Shares?

The Growth Fund Shares that will be distributed to the TGOT shareholders will have the same legal characteristics as the shares of TGOT with respect to such matters as assessability, conversion rights, and transferability.  After the Transaction, shareholders of TGOT whose shares are represented by outstanding share certificates will not receive certificates for the Growth Fund Shares, and all outstanding TGOT share certificates will be cancelled. Evidence of share ownership of the former shareholders of TGOT will be reflected electronically on the books and records of the Growth Fund.

What are the capitalizations of the Funds and what might the Growth Fund’s capitalization be after the Transaction?

The following table sets forth, as of March 9, 2018, the capitalizations of TGOT and the Growth Fund.  The table also shows the projected capitalization of the Growth Fund as adjusted to give effect to the proposed Transaction.  The capitalization of the Growth Fund and its classes is likely to be different if and when the Transaction is actually consummated.

	TGOT (Unaudited)	Growth Fund (Unaudited)	Pro Forma Adjustments to Capitalization[1] (Unaudited)	Growth Fund Pro Forma[2] (Unaudited)
Net assets (all classes)	$450,622,534	$13,908,914,630	$(146,750)	$14,359,390,414
Total shares outstanding (all classes)	19,800,333	509,983,250	-	526,511,297
Class A net assets	$398,101,870	$10,866,956,401	$(122,151)	$11,264,936,120
Class A shares outstanding	17,456,579	397,961,395	-	412,538,542
Class A NAV per share	$22.81	$27.31	$-	$27.31
Class C net assets	$30,641,485	$593,801,271	$(8,122)	$624,434,634
Class C shares outstanding	1,382,874	22,301,508	-	23,452,145
Class C NAV per share	$22.16	$26.63	$-	$26.63
Class R net assets	$-	$96,081,041	$(507)	$96,080,534
Class R shares outstanding	-	3,550,124	-	3,550,124
Class R NAV per share	$-	$27.06	$-	$27.06
Class R6 net assets	$-	$1,851,301,340	$(9,766)	$1,851,291,574
Class R6 shares outstanding	-	67,852,799	-	67,852,800
Class R6 NAV per share	$-	$27.28	$-	$27.28
Advisor Class net assets	$21,879,179	$500,774,577	$(6,204)	$522,647,552
Advisor Class shares outstanding	960,880	18,317,424	-	19,117,686
Advisor Class NAV per share	$22.77	$27.34	$-	$27.34

                                                                                                                      1.      Adjustments reflect the costs of the Transaction incurred by the Funds.

                                                                                                                      2.      Numbers are projected as if the Transaction had been effected.

At the closing of the Transaction, shareholders of TGOT will receive the Growth Fund Shares based on the relative NAVs per share of the Funds as of 4:00 p.m., Eastern time, on the Closing Date.

COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS

This section describes the similarities and compares the key differences between the investment goals, principal investment strategies and fundamental policies of the Funds, as well as the principal risks associated with an investment in such Fund.  The investment goals and certain investment policies of each Fund are fundamental, which means that they cannot be changed without the 1940 Act Majority Vote of that Fund’s outstanding shares.  Unless otherwise noted, the investment policies and strategies of each Fund are non-fundamental and may be changed without shareholder approval.  For a complete description of the Growth Fund’s investment policies, strategies and risks, you should read the Growth Fund Prospectus, which accompanies this Prospectus/Proxy Statement, and the Growth Fund SAI, which is available upon request.

How do the investment goals and strategies of the Funds compare?

Identical Investment Goals.

Both Funds have a fundamental investment goal of long-term capital growth.

Similar Principal Investment Strategies.

The following is a comparison of the Funds’ principal investment strategies, which are non-fundamental (i.e., they may be changed without shareholder approval):

TGOT’s Principal Investment Strategies	Growth Fund’s Principal Investment Strategies

Equity Securities of Companies Located Anywhere in the World. Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of companies located anywhere in the world, including developing or emerging market countries.

The Fund may invest up to 40% of its net assets in securities of issuers located in developing or emerging market countries.

The Fund will invest its assets in issuers located in at least three different countries (including the United States).

Equity Securities of Companies Located Anywhere in the World.  Under normal market conditions, the Fund invests predominantly in the equity securities of companies located anywhere in the world, including developing markets.

Common Stocks. The equity securities in which the Fund invests are primarily common stocks.	Common Stocks. Same as TGOT.
Companies of Any Size. The Fund may invest in companies of any size, including smaller companies.	Companies of Any Size. Same as TGOT.

Derivative Instruments.  The Fund may, from time to time, seek to hedge (protect) against currency risks, using certain derivative instruments, including currency and cross currency forwards and currency futures contracts.

The Fund may, from time to time, seek to hedge against market risk, gain exposure to individual securities or generate additional income for the Fund by buying and selling (writing) exchange traded and over-the-counter equity put and call options on individual securities.

Derivative Instruments. Same as TGOT.
Depositary Receipts. The Fund also invests in American, European, and Global Depositary Receipts.	Depositary Receipts. The Fund also invests in depositary receipts.
Equity-Linked Notes. The Fund may invest up to 10% of its net assets in equity-linked notes.	Equity-Linked Notes. Same as TGOT.

Significant Investments in Particular Countries, Industries or Sectors.  The Fund may from time to time have significant investments in one or more countries and/or in particular industries or sectors, based on economic conditions.

Significant Investments in Particular Countries, Industries or Sectors. Same as TGOT.

Security Selection.  When choosing equity investments for the Fund, the investment manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s price/earnings ratio, profit margins and liquidation value.

The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

Security Selection. Same as TGOT.

How do the fundamental investment policies of the Funds compare?

The Funds’ fundamental investment policies with respect to borrowing money, acting as underwriter, making loans, purchasing or selling real estate, concentrating in an industry, diversifying among issuers, and issuing senior securities are identical.

The Funds have different fundamental investment policies regarding purchasing or selling commodities, as follows:

TGOT	Growth Fund

[The Fund may not:]  Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon or (ii) investing in securities or other instruments that are secured by physical commodities.

[The Fund may not:]  Purchase or sell commodities, except to the extent permitted by the Investment Company Act of 1940 or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

The Funds’ fundamental investment policies regarding purchasing or selling commodities differ in that the Growth Fund’s fundamental investment policy provides additional flexibility to adapt to continuously changing regulation and to react to changes in the financial markets and the development of new investment opportunities and instruments, in accordance with its investment goal and subject to oversight by the Growth Fund Board.

What are the principal investment risks associated with investments in the Funds?

Like all investments, an investment in a Fund involves risk.  There is no assurance that any mutual fund will meet its investment goals.  The achievement of the Funds’ investment goals depends upon market conditions, generally, and on the investment manager’s analytical and portfolio management skills.  For more information about the principal investment risks associated with investments in the Funds, see each Fund’s Prospectus under the heading “Fund Details – Principal Risks” and each Fund’s SAI under the heading “Goals, Strategies and Risks.”

The principal risks of investing in the Growth Fund are similar to the principal risks of investing in TGOT, except that TGOT historically has had a larger allocation to developing and emerging markets than the Growth Fund and, therefore, is subject to a greater degree of risk associated with such investments.

Below are the principal investment risks of each Fund.  Unless noted otherwise, the principal investment risk applies to both Funds.

Market. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Regional Focus. Because the Fund may invest at least a significant portion of its assets in companies in a specific region, including Europe, the Fund is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund. Current political uncertainty surrounding the European Union (EU) and its membership, including the 2016 referendum in which the United Kingdom voted to exit the EU, may increase market volatility. The financial instability of some countries in the EU, including Greece, Italy and Spain, together with the risk of that impacting other more stable countries may increase the economic risk of investing in companies in Europe.

Developing Markets. The Fund’s investments in securities of issuers in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio  securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Smaller and Midsize Companies.  Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Value Style Investing.  A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Derivative Instruments. The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund’s portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument.

Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivative instruments at all. When a derivative is used for hedging, the change in value of the derivative instrument also may not correlate specifically with the currency, security, interest rate, index or other risk being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Focus. To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Liquidity. From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security or other investments. Market prices for such securities or other investments may be volatile.

Management. The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Currency Management Strategies. Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. There is no assurance that the investment manager’s use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency.

Equity-Linked Notes (ELNs). Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed-income investment.

Depositary Receipts.  Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in the issuer’s home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer’s home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program.

FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION

The following is a general summary of some of the important U.S. federal income tax consequences of the Transaction and is based upon the current provisions of the Internal Revenue Code (the “Code”), existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (IRA) or qualified retirement plan.

The Transaction is intended to qualify as a tax-free reorganization pursuant to Section 368(a) of the Code.  The principal federal income tax consequences that are expected to result from the Transaction are as follows:

•      no gain or loss will be recognized by TGOT or the shareholders of TGOT as a direct result of the Transaction;

•      no gain or loss will be recognized by the Growth Fund as a direct result of the Transaction;

•      the basis of the assets of TGOT received by the Growth Fund will be the same as the basis of these assets in the hands of TGOT immediately before the Transaction;

•      the holding period of the assets of TGOT received by the Growth Fund will include the period during which such assets were held by TGOT;

•      the aggregate tax basis of the shares of the Growth Fund to be received by a shareholder of TGOT as part of the Transaction will be the same as the shareholder’s aggregate tax basis of the shares of TGOT; and

•      the holding period of the shares of the Growth Fund received by a shareholder of TGOT as part of the Transaction will include the period that the shareholder held the shares of TGOT (provided that such shares of TGOT are capital assets (generally, property held for investment) in the hands of such shareholder as of the Closing Date).

Neither Fund has requested nor will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Transaction.  As a condition to closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to TGOT and the Growth Fund as to the foregoing federal income tax consequences of the Transaction, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of each Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion.  Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Transaction on TGOT, the Growth Fund, or any TGOT shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark-to-market system of accounting.  A copy of the opinion will be filed with the SEC and will be available for public inspection after the Closing Date of the Transaction.  See “INFORMATION ABOUT THE FUNDS.”

Opinions of counsel are not binding upon the IRS or the courts.  If the Transaction is consummated but the IRS or the courts were to determine that the Transaction did not qualify as a tax-free reorganization under the Code, and thus was taxable, TGOT would recognize gain or loss on the transfer of its assets to the Growth Fund, and each shareholder of TGOT that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its TGOT shares and the fair market value of the shares of the Growth Fund it received.

Final Dividend or Other Distributions.  Prior to the closing of the Transaction, TGOT will be required to distribute substantially all previously undistributed investment company taxable income (that is, generally, net investment income plus net short-term capital gains) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses), if any, generated through the Closing Date.

Repositioning of TGOT’s Portfolio Assets.  A portion of TGOT’s portfolio assets may be sold in connection with the Transaction as distinct from normal portfolio turnover.  Such repositioning of TGOT’s portfolio assets may occur before or after the closing of the Transaction.  These sales may result in the realization of capital gains, which to the extent not offset by available capital loss carryovers, would be distributed to shareholders.  It is expected that the Growth Fund will retain, after the Transaction, a majority of the current portfolio holdings of TGOT. Taking into account TGOT’s net unrealized appreciation in portfolio assets on a tax basis at December 31, 2017, of $125.3 Million ($6.24 per share; 27.51% of NAV) and the lack of capital loss carryovers available as of such date, it is anticipated that sales of a portion of the portfolio assets prior to the closing of the Transaction may result in material amounts of capital gains to be distributed to TGOT shareholders. While the actual amount of portfolio sales and realized capital gains will vary depending on a number of factors, including the portfolio assets that are actually sold, the timing of such sales, market conditions, and purchase and redemption activity in TGOT’s shares, based on estimated sales of approximately $190.8 million of TGOT’s portfolio assets, it is anticipated that TGOT would realize capital gains of approximately $50.8 million (approximately $2.53 per share; 11.2% of NAV as of December 31, 2017).  However, the amount of such capital gains distributed to TGOT shareholders would be less than the amount of capital gains that would be distributed if TGOT were liquidated.  Please note that if the sale of such portfolio assets were to occur after the closing of the Transaction it is not anticipated that the sale should result in any material amounts of capital gains to be distributed to shareholders of the combined Growth Fund due to the size of TGOT and its NAV per share.

Transaction costs also may be incurred due to the repositioning of TGOT’s portfolio.  These portfolio transaction costs are estimated to be approximately $0.05 per share, or 0.22% of TGOT’s NAV.  However, these transaction costs are expected to be completely offset by the reduced annual operating expenses that TGOT’s former shareholders would experience as shareholders of the combined Growth Fund (-0.24%), and would be less than the transaction costs that would be incurred if TGOT were liquidated ($0.07 per share, or 0.29% of NAV).

General Limitation on Capital Losses.  The Growth Fund will succeed to the tax attributes, including capital loss carryovers, if any, of TGOT.  The capital loss carryovers of both Funds, if any, will be available to offset future gains recognized by the combined Growth Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gains to the combined Growth Fund and its shareholders post-closing.  Under one such limitation, if a Fund (e.g. TGOT) has built-in gains at the time of the Transaction that are realized by the combined Growth Fund in the five-year period following the Transaction, such built-in gains, when realized, may not be offset by the capital losses of the other Fund (e.g. Growth Fund) generated prior to the Transaction.  It is not anticipated that other limitations on use of a Fund’s capital loss carryovers, if any, would be material, although that depends on the facts at the time of closing of the Transaction.  At December 31, 2017, TGOT had no aggregate capital loss carryovers and at August 31, 2017, the Growth Fund had $438,446,486 of aggregate capital loss carryovers (subject to expiration on August 31, 2018).

Appreciation in Value of Investments.  Shareholders of TGOT will receive a proportionate share of any taxable income and gains realized by the Growth Fund and not distributed to its shareholders prior to the Transaction when such income and gains are eventually distributed by the combined Growth Fund.  As a result, shareholders of TGOT may receive a greater amount of taxable distributions than they would have if the Transaction had not occurred.  In addition, if the Growth Fund, following the Transaction, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than TGOT, shareholders of TGOT, post-closing, may receive greater amounts of taxable gains as such portfolio investments are sold than they otherwise might have if the Transaction had not occurred.  However, the amount of unrealized appreciation (depreciation) of both Funds is expected to change prior to Closing Date.

You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

INFORMATION ABOUT THE FUNDS

Organization and Structure

Both TGOT and the Growth Fund are open-end management investment companies, commonly called mutual funds.  TGOT was organized as a Massachusetts business trust on October 2, 1989, and was reorganized as a Delaware statutory trust effective October 10, 2006. The Growth Fund was organized as a Maryland corporation on November 10, 1986, as a successor to an entity that commenced operations on November 29, 1954.

The operations of TGOT are governed by its Agreement and Declaration of Trust and Bylaws, and by applicable Delaware law. The operations of the Growth Fund are governed by its Articles of Incorporation and Bylaws, and by applicable Maryland law. Both Funds are subject to the provisions of the 1940 Act and the rules and regulations of the SEC thereunder. A summary of certain provisions of, and principal differences between, the governing instruments and state law for TGOT and the Growth Fund is included in Exhibit C to this Prospectus/Proxy Statement.

More detailed information about each Fund’s current structure is contained in the Fund’s SAI.

Additional Information

Information about each Fund is included in such Fund’s Prospectus.  The Growth Fund Prospectus (File No. 033-09981) and the TGOT Prospectus (File. No. 033-31267) are both incorporated by reference into and are considered a part of this Prospectus/Proxy Statement.  The Growth Fund Prospectus also accompanies this Prospectus/Proxy Statement.  Additional information about the Funds is included in each Fund’s SAI.  The Growth Fund SAI (File No. 033-09981) and the TGOT SAI (File. No. 033-31267) are incorporated into the Growth Fund Prospectus and the TGOT Prospectus, respectively, and into the SAI dated [_________], 2018 relating to this Prospectus/Proxy Statement, each of which has been filed with the SEC.  The SAI relating to this Prospectus/Proxy Statement is also considered part of this Prospectus/Proxy Statement.  Information about the Funds is also included in each Fund’s Annual Report to Shareholders (for the fiscal year ended December 31, 2017 for TGOT, and August 31, 2017 for the Growth Fund), and in the Growth Fund’s Semi-Annual Report to Shareholders (for the fiscal period ended February 28, 2018).

You may request a free copy of each Fund’s Prospectus, SAI, Annual or Semi-Annual Report to Shareholders, the SAI relating to this Prospectus/Proxy Statement, and other information by calling (800) DIAL-BEN/342-5236 or by writing to a Fund at P.O. Box 997151, Sacramento, CA  95899-7151.

TGOT and the Growth Fund file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the 1933 Act, the Securities Exchange Act of 1934 and the 1940 Act.  These materials can be inspected and copied at the public reference facilities maintained by the SEC at: 100 F Street, N.E., Room 1580, Washington, D.C. and at certain of the SEC’s regional offices:  SEC Regional Offices: Atlanta – 950 East Paces Ferry NE, Suite 900, Atlanta GA  30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver –1961 Stout Street, Suite 1700, Denver, CO 80294; Fort Worth – Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102; Los Angeles – 444 South Flower Street, Suite 900, Los Angeles, CA 90071; Miami – 801 Brickell Ave., Suite 1800, Miami, FL 33131; New York – 200 Vesey Street, Suite 400, New York, NY 10281; Philadelphia – One Penn Center, 1617 JFK Boulevard, Suite 520, Philadelphia, PA 19103; Salt Lake City – 351 S. West Temple Street, Suite 6.100, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2800, San Francisco, CA 94104.  You can also obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, D.C. 20549 or from the SEC’s Internet site at http://www.sec.gov or by electronic request at the following email address:  publicinfo@sec.gov.

VOTING INFORMATION

How many votes are necessary to approve the Plan?

A 1940 Act Majority Vote, as defined herein, of the outstanding shares of TGOT is required to approve the Plan.  Each TGOT shareholder will be entitled to one vote for each full share, and a proportionate fractional vote for each fractional share, of TGOT held at the close of business on April 25, 2018 (the “Record Date”).  If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitation of proxies.

Forty percent (40%) of TGOT’s outstanding shares entitled to vote in person or by proxy as of the Record Date shall be a quorum for the transaction of business at the Meeting.  Under relevant state law and TGOT’s Agreement and Declaration of Trust, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions and broker non-votes, however, will not be treated as votes cast at such Meeting.  Thus, under TGOT’s Agreement and Declaration of Trust, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present, but will have the same effect as a vote against the Plan.  However, it is TGOT’s understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the single matter expected to be presented at the Meeting, there are unlikely to be any “broker non-votes” at the Meeting.

How do I ensure my vote is accurately recorded?

You may vote in one of four ways:

•      By mail, with the enclosed proxy card;

•      In person at the Meeting;

•      By telephone (if eligible); or

•      Through the Internet (if eligible).

A proxy card is, in essence, a ballot.  When you vote your proxy, it tells us how you want to vote on important issues relating to TGOT.  If you simply sign, date and return the proxy card but give no voting instructions, your shares will be voted “FOR” the Plan and in accordance with the views of management upon any unexpected matters that properly come before the Meeting or adjournment of the Meeting.  If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting.

May I revoke my proxy?

You may revoke your proxy at any time before it is voted by sending a written notice to TGOT expressly revoking your proxy, by signing and forwarding to TGOT a later-dated proxy card that is received at or prior to the Meeting, or by attending the Meeting and voting in person.  If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.

What other matters will be voted upon at the Meeting?

The Board does not intend to bring any matters before the Meeting other than that described in this Prospectus/Proxy Statement.  The Board is not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of Management.

Who is entitled to vote?

Shareholders of record of TGOT on the Record Date will be entitled to vote at the Meeting.  The following table shows the number of shares of each class and the total number of outstanding shares of TGOT as of the Record Date:

Class	Shares Outstanding
Class A	17,322,728.635
Class C	1,346,347.163
Advisor Class	956,135.402
Total	19,625,211.200

How will proxies be solicited?

AST Fund Solutions, LLC, a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $73,000, plus expenses.  TGOT expects that the solicitation will be primarily by mail.  As the date of the Meeting approaches, however, certain TGOT shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received.  Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of TGOT.  Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below.  TGOT believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail or by other acceptable means.  If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and for confirmation that the person is authorized to direct the voting of the shares.  If the information solicited agrees with the information provided to the Solicitor, then the Solicitor representative may ask for the shareholder’s instructions on the proposal described in this Prospectus/Proxy Statement.  Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement.  The Solicitor representative will record the shareholder’s instructions on the proxy card.  Within 72 hours, the shareholder will be sent a letter to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or over the Internet, the shareholder may submit the proxy card originally sent with this Prospectus/Proxy Statement or attend in person.

TGOT will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record.  TGOT may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation.  In addition, certain officers and representatives of TGOT or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone or personally.

TGOT expects that, before the Meeting, broker-dealer firms holding shares of TGOT in “street name” for their customers will request voting instructions from their customers and beneficial owners.  If these instructions are not received by the date specified in the broker-dealer firms’ proxy solicitation materials, TGOT understands that current New York Stock Exchange rules do not permit the broker-dealers to vote on the Plan, on behalf of their customers and beneficial owners.  Certain broker-dealers may exercise discretion over shares held in their name for which no instructions are received by voting these shares in the same proportion as they vote shares for which they received instructions.

Are there dissenters’ rights?

If the Transaction is approved at the Meeting, shareholders of TGOT will not have the right to dissent and obtain payment of the fair value of their shares because TGOT’s Agreement and Declaration of Trust provides that no shareholder is entitled, as a matter of right, to relief as a dissenting shareholder in respect of any proposal or action involving TGOT.  Shareholders of TGOT, however, will be able to redeem or exchange shares of TGOT at NAV (subject to any applicable CDSC) until the Closing Date of the Transaction.  After the Closing Date, shareholders may redeem the Growth Fund Shares or exchange them for shares of certain other Franklin Templeton funds.  Redemptions are subject to the terms and conditions in the prospectus of the respective Fund.

PRINCIPAL HOLDERS OF SHARES

As of the Record Date, the officers and trustees of TGOT, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of TGOT, and the officers and trustees of the Growth Fund, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Growth Fund.

To the knowledge of the Funds, no person owned (beneficially or of record) 5% or more of the outstanding shares of any class of either Fund as of the Record Date, except as listed in Exhibit D to this Prospectus/Proxy Statement.  Upon completion of the Transaction, it is not expected that those persons disclosed in Exhibit D as owning 5% or more of TGOT’s outstanding Class A, Class C or Advisor Class shares will own in excess of 5% of the then outstanding shares of such classes of the Growth Fund upon completion of the Transaction.

SHAREHOLDER PROPOSALS

Neither TGOT nor the Growth Fund is required to hold, and neither intends to hold, regular annual meetings of shareholders.  A shareholder who wishes to submit a proposal for consideration for inclusion in a proxy statement of TGOT or the Growth Fund for the next meeting of shareholders (if any) should send a written proposal to the Fund’s offices at 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923, Attention: Secretary, so that it is received within a reasonable time in advance of such meeting in order to be included in the proxy statement of the applicable Fund and proxy card relating to that meeting and presented at the meeting.  A shareholder proposal may be presented at a meeting of shareholders only if such proposal concerns a matter that may be properly brought before the meeting under applicable federal securities laws, state law, and other governing instruments.

Submission of a proposal by a shareholder does not guarantee that the proposal will be included in a proxy statement or presented at the meeting.

ADJOURNMENT

The holders of a majority of the shares present (in person or by proxy) and entitled to vote with respect to TGOT at the Meeting, whether or not a quorum is present, or the chairperson of the Board, the president of TGOT (in the absence of the chairperson of the Board), or any vice president or other authorized officer of TGOT (in the absence of the president) may adjourn the Meeting.  Such authority to adjourn the Meeting may be used for any reason whatsoever, including to allow time for further solicitation of proxies.  Any adjournment will not delay or otherwise affect the effectiveness and validity of any business transacted at the Meeting prior to adjournment and any business may be transacted at the adjourned meeting that might have been transacted at the Meeting.  Unless otherwise instructed by a shareholder granting a proxy, the persons designated as proxies may use their discretionary authority to vote as instructed by management of TGOT on questions of adjournment to the extent permitted under applicable federal securities laws, state law, and TGOT’s governing instruments.  If the Meeting is adjourned to another time or place, written notice need not be given of the adjourned meeting if the time and place is announced at the Meeting, unless a new record date is fixed or unless the adjournment is for more than sixty days after the date of the original meeting.

By Order of the Board of Trustees of TGOT,

Lori A. Weber

Secretary

[______], 2018

GLOSSARY

Useful Terms and Definitions

1940 Act — The Investment Company Act of 1940, as amended.

1940 Act Majority Vote — The affirmative vote of the lesser of: (i) a majority of the outstanding shares of TGOT, or (ii) 67% or more of the outstanding shares of TGOT present or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of TGOT are present or represented by proxy.

CDSC — Contingent deferred sales charge.

Distributors — Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, California 94403-1906, the principal underwriter for the Funds.

FRI — Franklin Resources, Inc., One Franklin Parkway, San Mateo, California 94403-1906.

FTIA — Franklin Templeton Investments (Asia) Limited, a subadviser to TGOT.

FT Services — Franklin Templeton Services, LLC, the administrator for the Funds.  FT Services is an indirect, wholly owned subsidiary of FRI and is an affiliate to each Fund’s investment manager and principal underwriter.

Global Advisors — Templeton Global Advisors Limited, the investment manager for the Growth Fund.

Independent Trustees — The Trustees who are not “interested persons” of a Fund, as such term is defined in the 1940 Act.

Investment Counsel — Templeton Investment Counsel, LLC, the investment manager for TGOT.

IRS — U.S. Internal Revenue Service.

Meeting — The Special Meeting of Shareholders of TGOT concerning the approval of the Plan.

Net Asset Value (NAV) — The net asset value of a mutual fund is determined by deducting a fund’s liabilities from the total assets of the fund.  The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Plan — The Agreement and Plan of Reorganization adopted by TGOT and the Growth Fund.

Record Date — April 25, 2018 – The date selected for determining which shareholders of record of TGOT will be entitled to vote on the Transaction.

SAI — Statement of Additional Information, a document that supplements information found in a mutual fund’s prospectus.

SEC — U.S. Securities and Exchange Commission.

TAML — Templeton Asset Management Ltd., a subadviser to TGOT.

Transaction — The proposed transaction contemplated by the Plan.

U.S. — The United States of America.

EXHIBITS TO THE PROSPECTUS/PROXY STATEMENT

Exhibit

A.     Form of Agreement and Plan of Reorganization

B.     Financial highlights for the Growth Fund for the six-month period ended February 28, 2018

C.     Comparison of Governing Instruments and State Law

D.     Principal Holders of Securities

E.      Prospectus of the Growth Fund – Class A, Class C, Class R, Class R6 and Advisor Class, dated January 1, 2018, as supplemented to date (enclosed)

Exhibit A

FORM OF
AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”) is made as of this [___] day of [_________], 2018, by and between Templeton Growth Fund, Inc. (the “Acquiring Fund”), a corporation organized under the laws of the State of Maryland, with its principal place of business at 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923, and Templeton Global Opportunities Trust (the “Target Fund”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923.  Templeton Global Advisors Limited (“Global Advisors”), a Bahamian corporation, and Templeton Investment Counsel, LLC (“Investment Counsel”), a Delaware limited liability company, the investment managers to the Acquiring Fund and the Target Fund, respectively, join the Plan solely for purposes of Section 7.

PLAN OF REORGANIZATION

The reorganization contemplated hereunder (hereinafter referred to as the “Reorganization”) will consist of:  (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Target Fund in exchange solely for full and fractional Class A, Class C and Advisor Class shares of common stock, with a par value of $0.01 per share, of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the distribution of Acquiring Fund Shares to the holders of Class A, Class C and Advisor Class shares of beneficial interest, with no par value, of the Target Fund (the “Target Fund Shares”), respectively, according to their respective interests in the Target Fund, in complete liquidation of the Target Fund; and (iii) the dissolution of the Target Fund as soon as is practicable after the closing (as described in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of the Plan hereinafter set forth.

AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of the Target Fund.

          (a)          Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of the delivery by the Acquiring Fund of the number of Acquiring Fund Shares hereinafter provided, the Target Fund agrees that, at the time of Closing, it will convey, transfer and deliver to the Acquiring Fund all of the Target Fund’s then existing assets, including any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class-action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay 25% of the costs and expenses of carrying out the Reorganization in accordance with Section 7 of the Plan, (including, but not limited to, fees of counsel and accountants, and expenses of the Target Fund’s liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the Target Fund’s books as liability reserves; (ii) discharge its unpaid liabilities on its books at the Closing Date (as such term is defined in Section 3), including, but not limited to, its income dividends and capital gain distributions, if any, payable for the period prior to the Closing Date and through the final taxable year ending with the Target Fund’s complete liquidation; and (iii) pay such contingent liabilities, if any, as the officers of the Target Fund shall reasonably deem to exist against the Target Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Target Fund’s books (such assets hereinafter “Net Assets”).  The Acquiring Fund shall not assume any liability of the Target Fund, whether accrued or contingent, known or unknown, and the Target Fund shall use its reasonable best efforts to discharge all of its known liabilities, so far as may be possible, from the cash, bank deposits and cash equivalent securities described above.

(b)        Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Acquiring Fund agrees at the Closing to deliver to the Target Fund the number of Acquiring Fund Shares, determined by dividing the net asset value per share of each of Class A, Class C and Advisor Class shares of the Target Fund by the net asset value per share of each of Class A, Class C and Advisor Class shares of the Acquiring Fund, respectively, and separately multiplying the result thereof by the number of outstanding Class A, Class C and Advisor Class shares, respectively, of the Target Fund as of 4:00 p.m., Eastern time, on the Closing Date.  The Acquiring Fund Shares delivered to the Target Fund at the Closing shall have an aggregate net asset value equal to the value of the Target Fund’s Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.

(c)        Immediately following the Closing, the Target Fund shall distribute the Acquiring Fund Shares received the Target Fund pursuant to this Section 1 pro rata to the Target Fund’s shareholders of record so that each shareholder receives full and fractional Acquiring Fund Shares of the corresponding class of the Acquiring Fund equal in value to the full and fractional shares of the Target Fund held by the shareholder as of the close of business on the Closing Date.  Such distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due to such shareholders based on their respective holdings in the Target Fund as of the close of business on the Closing Date.  Fractional Acquiring Fund Shares shall be carried to the second decimal place.  As of the Closing, any outstanding certificate or certificates representing Target Fund Shares shall be canceled.  Certificates for the Acquiring Fund Shares shall not be issued.  After the distribution, the Target Fund shall be dissolved.

(d)        At the Closing, each shareholder of record of the Target Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 6(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Target Fund that such person had on such Distribution Record Date.

(e)        All books and records relating to the Target Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the date of the Plan, and shall be turned over to the Acquiring Fund on or prior to the Closing.

2.       Valuation.

(a)        The net asset value per share of the Acquiring Fund Shares and the Target Fund Shares and the value of the Target Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall in each case be computed as of 4:00 p.m., Eastern time, on the Closing Date, unless on such date: (i) the New York Stock Exchange (“NYSE”) is not open for unrestricted trading; (ii) the reporting of trading on the NYSE or other relevant market is disrupted; or (iii) any other extraordinary financial event or market condition occurs (each of the events described in (i), (ii) or (iii) are referred to as a “Market Disruption”).  The net asset value per share of the Acquiring Fund Shares and the Target Fund Shares and the value of the Target Fund’s Net Assets shall be computed in accordance with the valuation procedures set forth in the most recent respective prospectus of the Acquiring Fund and the Target Fund, as amended or supplemented, except that the net asset value per share of the Target Fund shall be carried to the fourth decimal place.

(b)        In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value of the Acquiring Fund Shares or Target Fund Shares or the value of the Target Fund’s Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have fully resumed and reporting shall have been restored and other relevant trading markets are otherwise stabilized.

(c)        All computations of value regarding the net asset value per share of the Acquiring Fund Shares and Target Fund Shares and the value of the Target Fund’s Net Assets shall be made by the administrator to the Acquiring Fund and Target Fund.

3.       Closing and Closing Date.

The Closing shall take place at the offices of the Acquiring Fund at 4:00 p.m., Eastern time, on [_______], 2018, or such other date as the officers of the Acquiring Fund and the Target Fund may mutually agree (the “Closing Date”).  The Target Fund shall have provided for delivery as of the Closing those Net Assets to be transferred to the account of the Acquiring Fund’s custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070.  The Target Fund shall deliver at the Closing a list of names and addresses of the holders of record of each class of the Target Fund Shares and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, as of 4:00 p.m., Eastern time, on the Closing Date.  The Acquiring Fund shall provide evidence that such Acquiring Fund Shares have been registered in an account on the books of the Acquiring Fund in such manner as the officers of the Target Fund may reasonably request.

4.       Representations and Warranties.

4.1.      The Acquiring Fund represents and warrants that:

(a)        The Acquiring Fund was organized as a Maryland corporation on November 10, 1986, as a successor to an entity that commenced operations on November 29, 1954.  The Acquiring Fund is a corporation duly incorporated and existing under the laws of Maryland.  The Acquiring Fund is duly registered under the 1940 Act as an open-end management investment company and the Acquiring Fund’s shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933 (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.

(b)        The Acquiring Fund is authorized to issue 2.4 billion shares of common stock, with a par value of $0.01 per share, which include 1.5 billion shares classified as Class A shares of common stock, 300 million shares classified as Class C shares of common stock and 400 million shares classified as Advisor Class shares of common stock, each outstanding share of which is, and each Acquiring Fund Share when issued pursuant to and in accordance with the Plan will be, fully paid, non-assessable, and has or will have full voting rights.  The Acquiring Fund currently is divided into five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class shares of common stock, of which each class represents Acquiring Fund Shares.

(c)        The Acquiring Fund is not a party to or obligated under any provision of its Articles of Incorporation, as amended and restated, or By-laws, as amended and restated, or any contract or any other commitment or obligation and is not subject to any order or decree, that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Plan, except for the registration of Acquiring Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

(d)        The financial statements appearing in the Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended August 31, 2017, audited by PricewaterhouseCoopers LLP, and any interim unaudited financial statements, fairly present the financial position of the Acquiring Fund as of their respective dates and the results of the Acquiring Fund’s operations for periods indicated, in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

(e)        The books and records of the Acquiring Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Acquiring Fund.

(f)        The Acquiring Fund has elected to be treated as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code.  The Acquiring Fund has qualified as a RIC for each taxable year since its inception, and intends to continue to qualify as a RIC after the Closing Date.  The Acquiring Fund has not had any earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.  Consummation of the transactions contemplated by the Plan will not cause the Acquiring Fund to fail to be qualified as a RIC as of the Closing Date.

(g)        The Acquiring Fund is not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(h)        The Acquiring Fund does not have any unamortized or unpaid organizational fees or expenses.

(i)         The Acquiring Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.1(d) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(j)         There is no inter-corporate indebtedness existing between the Target Fund and the Acquiring Fund that was issued, acquired, or will be settled at a discount.

(k)        The registration statement on Form N-14 referred to in Section 5.1(a) hereof (the “Registration Statement”), and any prospectus or statement of additional information of the Acquiring Fund contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement, or any such prospectus or statement of additional information or supplement thereto, on the effective date of the Registration Statement, on the date of the special meeting of the Target Fund’s shareholders to vote on the Plan (the “Special Meeting”) and on the Closing Date:  (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

(l)         Since August 31, 2017, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of its business.

(m)       On the Closing Date, all material Tax Returns (as defined below) of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Acquiring Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.  As used in the Plan, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax.  “Tax Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).

(n)        All information to be furnished by the Acquiring Fund for use in preparing any prospectus, proxy statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete.

(o)        No shareholder of the Acquiring Fund shall have any option, warrant or preemptive right of subscription or purchase with respect to Acquiring Fund Shares, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(p)        No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Plan, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(q)        There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Acquiring Fund.  The Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(r)        The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of the Acquiring Fund’s Board of Directors.

4.2.      The Target Fund represents and warrants that:

(a)        The Target Fund was originally organized as a Massachusetts business trust on October 2, 1989, and was reorganized effective October 10, 2006 as a Delaware statutory trust, which was formed on February 28, 2006, and is validly existing under the laws of the State of Delaware.  The Target Fund is duly registered under the 1940 Act as an open‑end management investment company and the Target Fund’s shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.

(b)        The Target Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value, each outstanding share of which is fully paid, non-assessable, and has full voting rights.  The Target Fund currently is divided into three classes of shares: Class A, Class C and Advisor Class shares of beneficial interest, of which each class represents Target Fund Shares.

(c)        The Target Fund is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended and restated, or By-laws, as amended and restated, or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated by the Plan.  The Target Fund has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by it in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due from or payable by it.

(d)        The financial statements appearing in the Target Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2017, audited by PricewaterhouseCoopers LLP, and any interim unaudited financial statements, fairly present the financial position of the Target Fund as of their respective dates and the results of the Target Fund’s operations for periods indicated, in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

(e)        The books and records of the Target Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Target Fund.

(f)        The Target Fund has elected to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Code.  The Target Fund is a “fund” as defined in Section 851(g)(2) of the Code.  The Target Fund has qualified as a RIC for each taxable year since its inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The Target Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply. Consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

(g)        The Target Fund is not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(h)        The Target Fund does not have any unamortized or unpaid organizational fees or expenses.

(i)         The Target Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.2(d) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(j)         There is no inter-corporate indebtedness existing between the Target Fund and the Acquiring Fund that was issued, acquired, or will be settled at a discount.

(k)        The Registration Statement, and any prospectus or statement of additional information of the Target Fund contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement, or any such prospectus or statement of additional information or supplement thereto, on the effective date of the Registration Statement, on the date of the Special Meeting and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

(l)         Since December 31, 2017, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of its business.

(m)       On the Closing Date, all material Tax Returns of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Target Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.

(n)        All information to be furnished by the Target Fund for use in preparing any prospectus, proxy statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete.

(o)        As of the Closing Date, the Target Fund will not have outstanding any warrants, options, convertible securities, or any other types of rights pursuant to which any person could acquire shares of the Target Fund, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(p)        No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated by the Plan, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(q)        There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Target Fund.  The Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Target Fund’s business or its ability to consummate the transactions herein contemplated.

(r)        The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of the Target Fund’s Board of Trustees, subject to approval of the Target Fund’s shareholders.

(s)        At the Closing, the Target Fund will have good and marketable title to all of the securities and other assets transferred pursuant to Section 1 above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(t)        The Target Fund will declare and pay or cause to be paid a dividend or dividends prior to the Closing Date, that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Target Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of the Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

5.       Covenants of the Acquiring Fund and the Target Fund.

5.1.      The Acquiring Fund:

(a)        Shall file the Registration Statement with the Securities and Exchange Commission (“SEC”) and use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable.

(b)        Shall have sent to each shareholder of record of the Target Fund entitled to vote at the Special Meeting at which action on the Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined prospectus/proxy statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations thereunder (the “Prospectus/Proxy Statement”).

(c)        Covenants to operate the Acquiring Fund’s business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(d)        Subject to the provisions of the Plan, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

5.2.      The Target Fund:

(a)        Shall provide the Acquiring Fund with information reasonably necessary for the preparation and distribution of the Prospectus/Proxy Statement to be included in the Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the Special Meeting referred to below.

(b)        As of the Closing, shall have called and held the Special Meeting to consider and vote upon the Plan, and shall have taken all other actions reasonably necessary to obtain approval of the transactions contemplated herein.

(c)        Covenants to operate the Target Fund’s business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(d)        Subject to the provisions of the Plan, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

(e)        Shall file, by the Closing Date, all of the Target Fund’s federal and other Tax Returns required by law to be filed on or before such date and all federal and other Taxes shown as due on said Tax Returns shall have either been paid, or adequate liability reserves shall have been provided for the payment of such Taxes.

(f)        Shall provide at the Closing:

(1)          A statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund.

(2)          A copy (which may be in electronic form) of the Target Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund, with respect to each shareholder of the Target Fund, and such information as the Acquiring Fund may reasonably request concerning Target Fund shares or Target Fund shareholders in connection with Target Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Treasury Regulations”) following the Closing for all of the shareholders of record of the Target Fund’s shares as of the close of business on the day of valuation as described in Section 2, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan (the “Target Fund Shareholder Documentation”).

(3)          A copy of any other Tax books and records of the Target Fund necessary for purposes of preparing any Tax Returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by the Target Fund after the Closing.

(4)          If requested by the Acquiring Fund, all FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the Target Fund.

(g)        As promptly as practicable, but in any case within sixty days after the date of Closing, the Target Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.

(h)        Undertakes that it will not acquire Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than the Target Fund’s shareholders.

(i)         Undertakes that, if the Plan is consummated, the Target Fund will liquidate and dissolve.

5.3.      The Acquiring Fund and the Target Fund intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.  The Acquiring Fund and the Target Fund shall not take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

6.       Conditions Precedent to be Fulfilled by the Acquiring Fund and the Target Fund.

The consummation of the Plan hereunder shall be subject to the following respective conditions:

(a)        That (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; and (ii) the other party shall have performed all obligations required by the Plan to be performed by it prior to the Closing.

(b)        That the Registration Statement will have become effective and the SEC shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act.  And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either Fund or would prohibit the transactions contemplated hereby.

(c)        That the Plan and the Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the Target Fund at a meeting or any adjournment thereof.

(d)        The Target Fund shall have declared and paid or cause to have been paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Target Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid) and (ii) all of the Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

(e)        That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of the Target Fund or the Acquiring Fund.

(f)        That there shall be delivered to the Target Fund an opinion in form and substance satisfactory to it, from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1)          The Acquiring Fund is a validly existing corporation in good standing under the laws of the State of Maryland;

(2)          The Acquiring Fund is an open-end management investment company registered as such under the 1940 Act;

(3)          The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary corporate action on the part of the Acquiring Fund;

(4)          The Plan is the legal, valid and binding obligation of the Acquiring Fund, and is enforceable against the Acquiring Fund, in accordance with its terms;

(5)          The Acquiring Fund is authorized to issue 2.4 billion shares of common stock, with a par value of $0.01 per share; and

(6)          Acquiring Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by the Acquiring Fund.

In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of the Acquiring Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Fund.

(g)        That there shall be delivered to the Acquiring Fund an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to the Target Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1)          The Target Fund is a validly existing statutory trust in good standing under the laws of the State of Delaware;

(2)          The Target Fund is an open-end management investment company registered as such under the 1940 Act;

(3)          The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of the Target Fund; and

(4)          The Plan is the legal, valid and binding obligation of the Target Fund, and is enforceable against the Target Fund in accordance with its terms.

In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of the Target Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Target Fund.

(h)        That there shall be delivered to the Acquiring Fund and the Target Fund an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Fund and the Target Fund, to the effect that, provided that the transaction contemplated hereby is carried out in accordance with the Plan and the laws of the States of Maryland and Delaware, and based upon certificates of the officers of the Acquiring Fund and the Target Fund with regard to matters of fact:

(1)          The acquisition by the Acquiring Fund of substantially all the assets of the Target Fund, as provided for herein, in exchange solely for the Acquiring Fund Shares, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2)          No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for voting shares of the Acquiring Fund under Sections 361(a) and 357(a) of the Code;

(3)          No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for voting shares of the Acquiring Fund under Section 1032(a) of the Code;

(4)          No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund Shares to its shareholders in complete liquidation of the Target Fund (in pursuance of the Plan) under Section 361(c)(1) of the Code;

(5)          The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of these assets in the hands of the Target Fund immediately prior to the Reorganization under Section 362(b) of the Code;

(6)          The holding periods of the assets of the Target Fund received by the Acquiring Fund will include the periods during which such assets were held by the Target Fund under Section 1223(2) of the Code;

(7)          No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their shares in the Target Fund solely for voting shares of the Acquiring Fund, including fractional shares to which they may be entitled, under Section 354(a) of the Code;

(8)          The tax basis of the Acquiring Fund Shares received by the shareholders of the Target Fund (including fractional shares to which they may be entitled) will be the same as the tax basis of the Target Fund Shares exchanged therefor under Section 358(a)(1) of the Code;

(9)          The holding period of the Acquiring Fund Shares received by shareholders of the Target Fund (including fractional shares to which they may be entitled) will include the holding period of the Target Fund Shares surrendered in exchange therefor, provided that the shareholder held the Target Fund Shares as a capital asset on the effective date of the Reorganization under Section 1223(1) of the Code; and

(10)        The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Target Fund, the Acquiring Fund, or any shareholder of the Target Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

(i)         That the Acquiring Fund’s Prospectus/Proxy Statement contained in the Registration Statement with respect to Acquiring Fund Shares to be delivered to Target Fund shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(j)         That the Acquiring Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each holder of the Target Fund Shares.

(k)        The Target Fund will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) the Target Fund Shareholder Documentation, (3) if requested by the Acquiring Fund, all work papers and supporting statements related to ASC 740-10-25 (formerly, FIN 48) pertaining to the Target Fund, (4) the Tax books and records of the Target Fund for purposes of preparing any Tax Returns required by law to be filed for Tax periods ending after the Closing Date, and (5) a statement of earnings and profits as provided in Section 5.2(g).

7.       Expenses.

The expenses of entering into and carrying out the provisions of the Plan shall be borne as follows: each Fund will pay 25% of the costs of the Reorganization.  Global Advisors and Investment Counsel, the investment managers for the Acquiring Fund and the Target Fund, respectively, will each pay 25% of the costs of the Reorganization.

8.       Termination; Postponement; Waiver; Order.

(a)        Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Reorganization abandoned at any time prior (whether before or after approval thereof by the shareholders of the Target Fund) to the Closing, or the Closing may be postponed:

(1)          by mutual consent of the Acquiring Fund and the Target Fund;

(2)          by the Target Fund, if any condition of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or

(3)          by the Acquiring Fund if any condition of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

(b)        If the transactions contemplated by the Plan have not been consummated by [________], the Plan shall automatically terminate on that date, unless a later date is mutually agreed to by officers of the Acquiring Fund and the Target Fund.

(c)        In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither the Acquiring Fund, the Target Fund, nor their directors/trustees, officers, or agents or the shareholders of the Target or Acquiring Fund shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 7 hereof.

(d)        At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by the Acquiring Fund or the Target Fund if, in the judgment of their respective officers, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to such Fund’s shareholders.

(e)        The representations and warranties contained in Section 4 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither the Acquiring Fund, the Target Fund, nor any of their respective officers, directors/trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

(f)        If any order of the SEC with respect to the Plan shall be issued prior to the Closing that imposes any term or condition that is determined by action of the Board of Trustees of the Target Fund or the Board of Directors of the Acquiring Fund to be acceptable, such term or condition shall be binding as if it were a part of the Plan without a vote or approval of the shareholders of the Target Fund; provided that, if such term or condition would result in a change in the method of computing the number of Acquiring Fund Shares to be issued to the Target Fund, and such term or condition had not been included in the Prospectus/Proxy Statement or other proxy solicitation material furnished to the shareholders of the Target Fund prior to the Special Meeting, the Plan shall not be consummated and shall terminate unless the Target Fund promptly calls a special meeting of its shareholders at which such condition shall be submitted for approval.

9.       Cooperation and Exchange of Information; Reporting Responsibility.

(a)        The Acquiring Fund and the Target Fund will provide each other and their respective representatives with such cooperation, assistance, and information as either of them reasonably may request of the other in filing any Tax Returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes.

(b)        Any reporting responsibility of the Target Fund is and shall remain the responsibility of the Target Fund up to and including the Closing Date, and such later date on which the Target Fund is terminated including, without limitation, responsibility for (i) preparing and filing Tax Returns relating to Tax periods ending on or prior to the date of Closing (whether due before or after the Closing); and (ii) preparing and filing other documents with the SEC, any state securities commission, and any federal, state or local Tax authorities or any other relevant regulatory authority, except as otherwise mutually agreed by the parties.

(c)        After the Closing Date, the Target Fund shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by the Target Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

10.     Liability of the Target Fund and the Acquiring Fund.

(a)        The Target Fund acknowledges and agrees that all obligations of the Acquiring Fund under the Plan are binding only with respect to the Acquiring Fund; that any liability of the Acquiring Fund under the Plan or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquiring Fund; and that the Target Fund shall not seek satisfaction of any such obligation or liability from the shareholders of the Acquiring Fund, the directors, officers, employees or agents of the Acquiring Fund, or any of them.

(b)        The Acquiring Fund acknowledges and agrees that all obligations of the Target Fund under the Plan are binding only with respect to the Target Fund; that any liability of the Target Fund under the Plan or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Target Fund; and that the Acquiring Fund shall not seek satisfaction of any such obligation or liability from the shareholders of the Target Fund, the trustees, officers, employees or agents of Target Fund, or any of them.

11.     Entire Agreement and Amendments.

The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for.  The Plan may be amended only by mutual consent of the parties in writing.  Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

12.     Counterparts.

The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.     Governing Law.

The Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

14.     Notices.

Any notice, report, or demand required or permitted by any provision of the Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Acquiring Fund, at 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923, Attention: Secretary, or the Target Fund, at 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923, Attention: Secretary, as the case may be.

15.     Headings.

The paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

[Signature Page Follows]

       IN WITNESS WHEREOF, the Acquiring Fund and the Target Fund have caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

TEMPLETON GROWTH FUND, INC.
By:	Name: Title:

TEMPLETON GLOBAL OPPORTUNITIES TRUST
By:	Name: Title:

With respect to Section 7 of the Plan only: TEMPLETON GLOBAL ADVISORS LIMITED
By:	Name: Title:

With respect to Section 7 of the Plan only: TEMPLETON INVESTMENT COUNSEL, LLC
Name: Title:

Exhibit B

                       Financial highlights for the Growth Fund

                  for the six-month period ended February 28, 2018

Six Months Ended February 28, 2018
(unaudited)
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$26.26
Income from investment operations[a]:
Net investment income[b]	0.14
Net realized and unrealized gains (losses)	1.39
Total from investment operations	1.53
Less distributions from net investment income .	(0.49)
Net asset value, end of period	$27.30
Total return[d]	5.84%
Ratios to average net assets[e]
Expenses.	1.05%[f]
Net investment income	1.05%
Supplemental data
Net assets, end of period (000’s)	$10,876,016
Portfolio turnover rate	8.63%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Six Months Ended February 28, 2018
(unaudited)
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$25.52
Income from investment operations[a]:
Net investment income[b]	0.04
Net realized and unrealized gains (losses)	1.34
Total from investment operations	1.38
Less distributions from net investment income	(0.28)
Net asset value, end of period	$26.62
Total return[d]	5.43%
Ratios to average net assets[e]
Expenses	1.80%[f]
Net investment income	0.30%
Supplemental data
Net assets, end of period (000’s)	$594,465
Portfolio turnover rate	8.63%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Six Months Ended February 28, 2018
(unaudited)

Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$26.33
Income from investment operations[a]:
Net investment income[b]	0.17
Net realized and unrealized gains (losses)	1.38
Total from investment operations	1.55
Less distributions from net investment income	(0.55)
Net asset value, end of period	$27.33
Total return[d]	5.94%
Ratios to average net assets[e]
Expenses.	0.80%[f]
Net investment income	1.30%
Supplemental data
Net assets, end of period (000’s)	$499,796
Portfolio turnover rate	8.63%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

d Total return is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

f  Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Exhibit C

COMPARISON OF GOVERNING INSTRUMENTS AND STATE LAW

       The following is only a discussion of certain principal differences between the governing instruments and state law for TGOT, a Delaware statutory trust, and the Growth Fund, a Maryland corporation, and is not a complete description of TGOT’s and the Growth Fund’s governing instruments or state law. In many instances, shareholders of TGOT will have the same or similar rights as shareholders of the Growth Fund, as described below.

Organization and Capital Structure

Delaware – Organization. TGOT is a Delaware statutory trust (a “DST”). A DST is an unincorporated association organized under the Delaware Statutory Trust Act (the “Delaware Act”). TGOT’s operations are governed by its Agreement and Declaration of Trust (the “TGOT Declaration”) and its Bylaws (the “TGOT Bylaws”), and its business and affairs are managed under the supervision of its Board of Trustees.

Maryland – Organization. The Growth Fund is incorporated under the Maryland General Corporation Law (the “Maryland Statute”). The Growth Fund’s operations are governed by its Articles of Incorporation, as amended or supplemented from time to time (the “Growth Fund Charter”), and its Bylaws (the “Growth Fund Bylaws”). The business and affairs of the Growth Fund are managed under the supervision of its Board of Directors.

Delaware – Capital Structure. TGOT’s shares of beneficial interest are issued without par value. The TGOT Declaration authorizes an unlimited number of shares, which may be divided into separate and distinct series or classes. These series and classes have the rights, powers and duties set forth in the TGOT Declaration or as specified in resolutions of TGOT’s Board of Trustees.

Maryland – Capital Structure. The shares of common stock issued by the Growth Fund have a par value of $0.01 per share. The Growth Fund’s Charter authorizes a fixed number of shares, which the Growth Fund’s Board of Directors may increase or decrease by amending the Growth Fund Charter. The Growth Fund’s shares may be divided into separate and distinct series and classes.

Meetings of Shareholders and Voting Rights

Delaware – Annual/Special Shareholder Meeting. The Delaware Act does not require annual shareholders’ meetings. The TGOT Bylaws authorize the calling of a shareholders’ meeting by the Board of Trustees, the chairperson of the Board or by the president of TGOT to take action on any matter deemed necessary or desirable by the Board. A shareholder meeting for the purpose of electing trustees may also be called by the chairperson of the Board, and shall be called by the president or any vice-president at the request of holders of 10% or more of the outstanding shares if the shareholders pay the reasonably estimated cost of preparing and mailing the notice. No meeting may be called at the request of shareholders to consider any matter that is substantially the same as a matter voted upon at a shareholders’ meeting held during the preceding twelve months, unless requested by holders of a majority of all outstanding shares entitled to vote at such meeting.

Maryland – Annual/Special Shareholder Meetings. Consistent with the Maryland Statute, the Growth Fund Bylaws provide that the Growth Fund shall not be required to hold an annual meeting of stockholders in any year in which an election of directors is not required to be acted upon under the Investment Company Act of 1940, as amended (the “1940 Act”). However, if the Growth Fund is required by the 1940 Act to hold a meeting of stockholders to elect directors, such meeting will be designated as the annual meeting of stockholders for that year. The Growth Fund Bylaws provide that a special shareholders’ meeting may be called at any time by the resolution of the Board of Directors or by the president, and shall be called by the secretary at the request in writing of a majority  of  stockholders  entitled to cast not less than a majority of all the votes entitled to be cast at such meeting (10% of such votes with respect to the removal of a director) provided that, among other procedural requirements, (a) such request shall set forth the purpose of the meeting and the matters proposed to be acted on, and (b) the stockholders requesting such meeting shall have paid to the Growth Fund the reasonably estimated cost of preparing and mailing the notice of special meeting prior to the mailing of any notice thereof.

C-1

Delaware – Voting Rights. The TGOT Declaration provides that forty percent (40%) of the outstanding shares of TGOT (or a series or class, as applicable), entitled to vote at a meeting, which are present in person or represented by proxy, shall constitute a quorum at the meeting, except when there is a legal requirement for a larger quorum. Subject to any legal requirements for a different vote, in all matters other than the election of trustees, shareholders may approve a proposal by a majority of votes cast. Trustees are elected by a plurality of votes cast at a shareholder meeting at which a quorum is present. Where a separate vote by series or class is required, these voting requirements apply to those separate votes.

The TGOT Declaration generally provides that each share of TGOT is entitled to one vote for each full share, and a proportionate fraction of a vote for each fraction of a share. All shares of TGOT entitled to vote on a matter shall vote in the aggregate without differentiation between shares of separate series or classes. With respect to any matter that affects only the interests of some but not all series or classes, or where otherwise required by the 1940 Act, only the shareholders of the affected series or classes shall be entitled to vote on the matter. There is no cumulative voting for any matter.

Maryland – Voting Rights. The Growth Fund Charter and Growth Fund Bylaws provide that the presence in person or by proxy of the holders of common stock of the Growth Fund entitled to cast one-third of the votes, without regard to class, shall constitute a quorum at any meeting of the stockholders (or if the matter requires approval by a separate vote of one or more classes of stock, one-third of the votes of each class required to vote as a class shall constitute a quorum). If a quorum is present at a meeting of stockholders, all matters other than the election of directors are decided by a majority of the votes cast in person or by proxy, unless the question is one which by express provision of applicable law (including the 1940 Act) or the Growth Fund Charter, a different vote is required, in which case such express provision shall control the decision of such question. Directors are elected by a plurality of votes cast at a stockholder meeting at which a quorum is present.

The Growth Fund Charter and Growth Fund Bylaws further provide that each holder of capital stock of the Growth Fund shall have one vote for each full share, and a proportionate fraction of a vote for each fraction of a share, of stock standing in such holder’s name on the books of the Growth Fund. The Growth Fund Charter also provides that on any matter submitted to a vote of stockholders, all shares of the Growth Fund then issued and outstanding and entitled to vote, irrespective of the series or class, shall be voted in the aggregate and not by series or class except (1) when otherwise expressly provided by the Maryland Statute, or when required by the 1940 Act, the separate voting requirements of the applicable law shall govern with respect to the affected class(es) and/or series and the other classes and series shall vote as a single class; and (2) unless otherwise required by the Maryland Statute or the 1940 Act, no class or series shall vote on any matter which does not affect any interest of that class or series. Holders of shares of stock of the Growth Fund are not entitled to cumulative voting in the election of Directors or on any other matter.

Liability of Shareholders

Delaware – Liability of Shareholders.  Consistent with the Delaware Act, the TGOT Declaration provides that a shareholder of TGOT, as such, shall be entitled to the same limitation of personal liability as that extended to stockholders of a private corporation organized for profit under the General Corporation Law of the State of Delaware.

Maryland – Liability of Shareholders.  The Maryland Statute provides that a shareholder of a Maryland corporation generally is not obligated to the Growth Fund or its creditors with respect to the stock, except to the extent that the consideration for the stock has not been paid, or liability is imposed under certain provisions of the Maryland Statute.

Dividends and Distributions C-2

Delaware – Dividends and Distributions.  The TGOT Declaration provides that the shareholders of any class of TGOT shall be entitled to receive dividends and distributions when, if and as declared by its Board of Trustees or an appropriate officer as determined by the Board of Trustees.  The right of TGOT’s shareholders to receive dividends or other distributions on shares of any class may be set forth in a plan adopted by TGOT’s Board of Trustees pursuant to the 1940 Act.  Dividends and distributions may be paid in cash, in kind, or in shares of TGOT, and the Board of Trustees may retain such amounts as it may deem necessary or desirable for the conduct of TGOT’s affairs.

Maryland – Dividends and Distributions.  The Growth Fund Charter provides that dividends and distributions may be paid to shareholders of each class in such amounts as may be declared from time to time by the Board of Directors.

Election of Directors/Trustees; Terms; Removal

Delaware – Election of Trustees; Terms; Removal.  Under the TGOT Declaration, each trustee of TGOT holds office for the earlier of (1) the lifetime of TGOT; (2) the trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve; or (3) the next meeting of shareholders called for the purpose of electing trustees and the election and qualification of his or her successor.  Under the TGOT Declaration, any trustee may be removed, with or without cause, by the Board of Trustees, by action of a majority of the trustees then in office, or by the vote of the shareholders at any meeting called for that purpose.  Under the TGOT Declaration, there must be at least one trustee and no more than twelve trustees.  Trustees are elected by a plurality of votes cast at a shareholder meeting at which a quorum is present.  There is no cumulative voting for the election of trustees of TGOT.  The TGOT Bylaws for TGOT provide a mechanism for the Board to fill vacancies.

Maryland – Election of Directors; Terms; Removal.  The Growth Fund Charter and Growth Fund Bylaws provide that each director of the Growth Fund shall serve until the director’s successor is duly elected and qualified or until his or her death or until he or she has resigned or has been removed pursuant to the by-laws.  The Growth Fund Bylaws provide that directors may be removed, with or without cause, by a majority vote of the shares entitled to vote in an election of directors.  The Growth Fund Bylaws provide that there will be no fewer than three directors and that the Board may increase or decrease the number of directors.  As noted above, directors are elected by a plurality of votes cast at a stockholder meeting at which a quorum is present and there is no cumulative voting for the election of directors.  The Growth Fund Bylaws provide a mechanism for the Board to fill vacancies.

Liability of Directors/Trustees and Officers; Indemnification

Delaware – Liability of Trustees and Officers. The TGOT Declaration provides that any person who is or was a trustee, officer, employee or other agent of TGOT shall be liable to TGOT and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) for the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the person’s duties. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of TGOT or its investment advisor or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Act. Moreover, except in these instances, none of these persons, when acting in their designated capacity, shall be personally liable to any other person, other than TGOT or its shareholders, for any act, omission or obligation of TGOT or any trustee thereof.

Maryland – Liability of Directors and Officers. The Growth Fund Charter expressly limits the liability of the directors and officers of the Growth Fund and provides that, to the fullest extent permitted by the Maryland Statute and the 1940 Act, no director or officer will be personally liable to the Growth Fund or its shareholders for monetary damages. In addition, the Maryland Statute provides that a director of a Maryland corporation who performs his or her duties in accordance with certain standards of conduct is immune from liability. The standards of conduct set forth in the Maryland Statute provide that a director shall perform his or her duties: (1) in good faith; (2) in a manner he or she reasonably believes to be in the best interests of the corporation; and (3) with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Delaware – Indemnification. The TGOT Declaration provides that TGOT shall indemnify, to the fullest extent permitted under applicable law, any of these persons who are a party to any proceeding or is threatened to be made a party to any proceedings because the person is or was an agent of TGOT. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or otherwise shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the conduct was unlawful. There shall nonetheless be no indemnification for a person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the person’s duties.

Maryland – Indemnification. The Growth Fund Charter and Growth Fund Bylaws provide that the directors and officers shall be indemnified to the maximum extent permitted under the Maryland Statute, subject to any limitations which may be imposed pursuant to the 1940 Act or any rule or regulation thereunder.  These persons shall be indemnified against all expenses, liabilities and losses (including attorneys’ fees, judgments, fines and amounts paid in settlement) reasonably incurred or suffered by them in connection with being a director of officer.  However, under the Growth Fund Bylaws, no indemnification shall be made for a director or officer’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his/her office.  Under the Maryland Statute, (a) indemnification is mandatory if a director or officer has been successful on the merits or otherwise in the defense of any proceeding covered by the Maryland Statute, and (b) in general  indemnification is not permitted if it is established that: (1) the act or omission of the director or officer was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (2) the director or officer actually received an improper personal benefit in money, property or services; or (3) in the case of a criminal proceeding, the director or officer had reasonable cause to believe his or her conduct was unlawful.

C-3

Preemptive, Dissenter’s and Other Rights

Delaware – Preemptive, Dissenter’s and Other Rights. The TGOT Declaration provides that no shareholder shall have any preemptive or other right to subscribe for new or additional authorized but unissued shares or other securities issued by TGOT or any series thereof.  The TGOT Declaration also provides that no shareholder shall be entitled to relief as a dissenting shareholder in respect of any action or proposal.

Maryland – Preemptive, Dissenter’s and Other Rights.  The Growth Fund Charter provides that no shareholder of the Growth Fund will be entitled as a matter of right to subscribe for or purchase or receive any part of any new or additional issue of securities of the Growth Fund.  The MD Statute provides that a stockholder may not demand the fair value of the stockholder’s stock and is bound by the terms of the transaction if the stock is that of an open-end investment company and the value placed on the stock in the transaction is its net asset value.

Amendments to Organizational Documents

Delaware – Amendments to Organizational Documents.  The TGOT Declaration may be amended or restated at any time by a written instrument signed by a majority of TGOT’s Board of Trustees and, if legally required, by approval of the amendment by shareholders.  The TGOT Bylaws may be amended, restated, or repealed or new by-laws may be adopted by the affirmative vote of a majority of the votes cast at a shareholders’ meeting called for that purpose where a quorum is present, or by a majority of TGOT’s Board of Trustees.

Maryland – Amendments to Organizational Documents.  The Growth Fund Charter may be amended at any time in a manner prescribed by Maryland law.  The Maryland Statute provides that, subject to certain exceptions an amendment to the Growth Fund Charter must be approved by the Board of Directors and the Growth Fund’s stockholders.  The Growth Fund Bylaws may be amended, altered or repeated, by the Board of Directors.

Inspection Rights C-4

Delaware – Inspection Rights.  The TGOT Bylaws provides that, upon reasonable written demand to TGOT, a shareholder may inspect certain information as to the governance and affairs of TGOT for any purpose reasonably related to the shareholder’s interest as a shareholder.  However, reasonable standards governing the information and documents to be furnished and the time and location of furnishing them (including limitations as to regular business hours) may be established by the Board or, if the Board has not done so, by the president, any vice-president or the secretary.  In addition, the TGOT Bylaws also authorize the Board or, in case the Board does not act, the president, any vice president or the secretary, to keep confidential from shareholders for a reasonable period of time any information that the Board or the officer reasonably believes to be in the nature of trade secrets or other information that the Board or the officer in good faith believes:  (1) would not be in the best interests of TGOT to disclose; (2) could damage TGOT; or (3) that TGOT is required by law or by agreement with a third party to keep confidential.

Maryland – Inspection Rights.  A stockholder of the Growth Fund may, during normal business hours, inspect and copy the by-laws, minutes, annual reports and certain other corporate documents on file at the Growth Fund’s principal office.  In addition, the Maryland Statute provides that any person who has held at least five percent of any class of a corporation’s stock for at least six months is entitled to request certain other documents relating to the corporation’s affairs.

Dissolution

Delaware – Dissolution. Under the TGOT Declaration, TGOT, or one of its series or classes, may be dissolved by at least a majority of votes cast of TGOT, the series or class, as applicable, or at the discretion of its Board of Trustees at any time there are no outstanding shares or upon prior written notice to TGOT’s, series’ or class’ shareholders. When TGOT or one of its series has dissolved, the Board shall pay or make reasonable provision to pay all known claims and obligations, including those that are contingent, conditional and unmatured. The TGOT Declaration further provides that any remaining assets after dissolution of TGOT or series shall be distributed to the shareholders of TGOT or series, as applicable, ratably according to the number of outstanding shares of TGOT or series held of record by the shareholders on the dissolution distribution date.

Maryland – Dissolution.  The Growth Fund Charter provides that the duration of the Growth Fund shall be perpetual.  Under the Maryland Statute, the board of directors of a Maryland corporation may dissolve the corporation by resolution of a majority of the board of directors that declares that the dissolution is advisable.  The proposed dissolution must be approved by stockholders of the corporation by the vote of two-thirds of all votes entitled to be cast on the proposed dissolution unless this percentage is reduced by the corporation’s charter but it may not be reduced to less than a majority of the votes entitled to be cast (the Growth Fund Charter reduces this vote to a majority).

C-5

Derivative Actions

Delaware – Derivative Actions. Under the Delaware Act, a shareholder may bring a derivative action if (1) the shareholder has made a pre-suit demand upon the trustees with the authority to bring the action and the trustees with the authority to bring the action have refused to do so, or (2) if a demand upon the trustees to bring the action is not likely to succeed. A shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and (1) was a shareholder at the time of the transaction complained about, or (2) acquired the status of shareholder by operation of law or TGOT’s governing instrument from a person who was a shareholder at the time of the transaction.

A shareholder’s right to bring a derivative action may also be subject to additional standards and restrictions set forth in TGOT’s TGOT Declaration. The TGOT Declaration provides that a shareholder may bring a derivative action on behalf of TGOT only if the shareholder first makes a pre-suit demand upon the Board of Trustees to bring the action, unless the pre-suit demand is excused. A pre-suit demand shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of the action, has a material personal financial interest in the action at issue. A trustee shall not be deemed to have a material personal financial interest in an action by virtue receiving payment for serving on the Board of Trustees of TGOT or of one or more other investment companies with the same or an affiliated investment advisor or underwriter.

Maryland – Derivative Actions. Neither the Growth Fund Charter nor the Growth Fund Bylaws contain specific provisions with regard to derivative actions.

Maryland courts recognize derivative actions even in the absence of a specific statute or court rule. Under Maryland law, in order to bring a derivative action, a stockholder (or his predecessor if he became a stockholder by operation of law) must be a stockholder: (1) at the time of the acts or omissions complained about; (2) at the time the action is brought and (3) until the completion of the litigation. A derivative action may be brought by a stockholder if a demand upon the board of directors to bring the action is improperly refused or if a request upon the board of directors would be futile (although the futility exception is very limited under Maryland law).

C-6

Exhibit D

                                                 PRINCIPAL HOLDERS OF SECURITIES

Fund Name/Class	Name And Address	Share Amount	Percentage Of Class (%)
TGOT
Class A Shares
	Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center, Floor 3 Jersey City, NJ 07311-1114	1,733,762.370	10.016
	Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	1,792,216.417	10.354
Class C Shares
	Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center, Floor 3 Jersey City, NJ 07311-1114	246,288.027	18.330
	Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	105,810.237	7.875
	WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	239,012.865	17.789
Advisor Class Shares
	Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center, Floor 3 Jersey City, NJ 07311-1114	70,259.978	7.411
	Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	261,344.004	27.567
	Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	93,036.886	9.813
	TD Ameritrade, Inc.* P.O. Box 2226 Omaha, NE 68103-2226	63,973.182	6.748
	WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	72,953.625	7.695
	UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	52,021.716	5.487
	RBC Capital Markets LLC* Attn: Mutual Fund Ops Manager 510 Marquette Avenue South Minneapolis, MN 55402-1110	54,665.292	5.766
	Raymond James* 880 Carillon Parkway St. Petersburg, FL 33716-1102	47,548.184	5.015
	Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	80,488.595	8.490
D-1
Fund Name/Class	Name And Address	Share Amount	Percentage Of Class (%)
Growth Fund
Class A Shares
	Edward Jones & Co.* 12555 Manchester Road Saint Louis, MO 63131-3710	35,002,684.802	12.108
Class C Shares
	Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center, Floor 3 Jersey City, NJ 07311-1114	2,110,007.678	9.768
	Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	1,534,733.785	7.104
	National Financial Services LLC* Attn: Mutual Fund Department, 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	1,386,380.245	6.418
	Renaissance Charitable Foundation Inc. FBO FT Charitable Giving Fund Gregory W. Baker & Douglas W. Cox and Steven R. Ko Trustee 8910 Purdue Road, Suite 555 Indianapolis, IN 46268-3161	1,634,534.205	7.567
	WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	2,226,367.945	10.306
	Raymond James* 880 Carillon Parkway St. Petersburg, FL 33716-1102	1,085,939.949	5.027
Class R Shares
	State Street Bank and Trust as Trustee and/or Custodian FBO ADP Access Product 105 Rosemont Road, Westwood, MA 02090-2318	2,468,426.670	70.078
Class R6 Shares
	Franklin Founding Funds Allocation Fund Franklin Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	55,228,515.071	82.482
	Franklin Corefolio Allocation Fund Franklin Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	7,222,680.317	10.786
	D-2
Advisor Class Shares
	Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	934,266.024	5.066
	Corefolio FT 529 College Savings Plan 300 S.E. 2nd Street, Floor 8 Fort Lauderdale, FL 33301-1965	1,986,036.494	10.771
	Templeton Growth 529 Portfolio FT 529 College Savings Plan 300 S.E. 2nd Street, Floor 8 Fort Lauderdale, FL 33301-1965	2,948,718.924	15.992
	Franklin Founding Funds Portfolio FT 529 College Savings Plan 300 S.E. 2nd Street, Floor 8 Fort Lauderdale, FL 33301-1965	3,225,344.828	17.492
	Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	1,566,558.752	8.496

*For the benefit of its customer(s).

D-3

Templeton Growth Fund, Inc. Prospectus dated January 1, 2018

       The prospectus of the Growth Fund dated January 1, 2018, as supplemented to date, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record of TGOT and is incorporated by reference from the electronic filing on Form N-1A made by the Growth Fund on December 27, 2017 under Accession No. 0001379491-17-008631.

FRANKLIN TEMPLETON INVESTMENTS

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. THE MATTER WE ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER. **PLEASE TAKE THE TIME TO READ THE PROSPECTUS/PROXY STATEMENT AND CAST YOUR PROXY VOTE TODAY!**

PROXY CARD

TEMPLETON GLOBAL OPPORTUNITIES TRUST

SIGN, **DATE** AND **VOTE** ON THE REVERSE SIDE

PROXY VOTING OPTIONS

1. **MAIL** your signed and voted proxy back in the postage paid envelope provided

2. **ONLINE** at proxyonline.com/ft using your proxy *voting number* found below

3. **PHONE** dial toll-free **(888) 227-9349** to reach an automated touchtone voting line

4. **LIVE** with a live operator when you call toll-free **(800) 967-0271** Monday through Friday 9 a.m. to 10 p.m. Eastern time

CONTROL NUMBER **SAMPLE**

The undersigned hereby revokes all previous proxies for his/her shares of the Templeton Global Opportunities Trust ("TGOT") and appoints Craig S. Tyle, Alison Baur, Steven J. Gray, Karen L. Skidmore, Lori A. Weber, Kimberly H. Novotny and Christine A. DePree, and each of them, proxies of the undersigned with full power of substitution to vote all shares of TGOT that the undersigned is entitled to vote at TGOT's Special Meeting of Shareholders ("Meeting") to be held at 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923, on August 3, 2018, at 12:00 p.m., Eastern time, including any postponements or adjournments thereof, upon the matter set forth on the reverse side and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

This proxy is solicited on behalf of the Board of Trustees of Templeton Global Opportunities Trust. The Board unanimously recommends that you vote "FOR" the proposal. The proxy will be voted as specified by the undersigned. **If no specification is made, this proxy shall be voted FOR the proposal to approve an agreement and plan of reorganization involving the reorganization of TGOT with and into the Templeton Growth Fund, Inc.** If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.

Please refer to the Prospectus/Proxy Statement for a discussion of the Proposal.

PLEASE VOTE, DATE AND SIGN ON THE REVERSE SIDE HEREOF AND RETURN THE SIGNED PROXY PROMPTLY IN THE ENCLOSED ENVELOPE.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON AUGUST 3, 2018. The Prospectus/Proxy Statement is also available at https://www.proxyonline.com/docs/FTProxy

[PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE]

TEMPLETON GLOBAL OPPORTUNITIES TRUST

PROXY CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.

Please sign exactly as your name(s) appear(s) on the proxy card. If shares are held jointly, one or more owners should sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, the signature should be that of an authorized officer who should state his or her title.

SIGNATURE (AND TITLE IF APPLICABLE) DATE

SIGNATURE (IF HELD JOINTLY) DATE

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: ●

BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE FOR THE FOLLOWING:

PROPOSAL	FOR	AGAINST	ABSTAIN
1. To approve an agreement and plan of reorganization between the Templeton Global Opportunities Trust and the Templeton Growth Fund, Inc.	O	O	O

You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions.

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PART B

STATEMENT OF ADDITIONAL INFORMATION

FOR

TEMPLETON GLOBAL OPPORTUNITIES TRUST

Dated May [_], 2018

Acquisition of Substantially All of the Assets of:

TEMPLETON GLOBAL OPPORTUNITIES TRUST

By and in exchange for shares of

TEMPLETON GROWTH FUND, INC.

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of substantially all of the assets of Templeton Global Opportunities Trust (“TGOT”) by and in exchange for Class A, Class C and Advisor Class shares of Templeton Growth Fund, Inc. (the “Growth Fund,” and with TGOT, collectively, the “Funds”).

This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission, is attached hereto and, except as noted below, is incorporated by reference herein (is legally considered to be part of this SAI):

1.     Statement of Additional Information of TGOT, dated May 1, 2018, as supplemented to date (previously filed on EDGAR, Accession No. 0001379491-18-001855).

2.     Annual Report to Shareholders of TGOT for the fiscal year ended December 31, 2017 (previously filed on EDGAR, Accession No. 0001193125-18-070427).  Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

3.     Statement of Additional Information of the Growth Fund, dated January 1, 2018, as supplemented to date (previously filed on EDGAR, Accession No. 0001379491-17-008631).

4.     Annual Report to Shareholders of the Growth Fund for the fiscal year ended August 31, 2017 (previously filed on EDGAR, Accession No. 0001193125-17-327340).  Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

5.     Semi-Annual Report to Shareholders of the Growth Fund for the period ended February 28, 2018 (previously filed on EDGAR, Accession No. 0001193125-18-148209).  Only the unaudited financial statements in the Semi-Annual Report are incorporated herein by reference, and no other parts of the Semi-Annual Report are incorporated herein by reference.

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This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated May [_], 2018 relating to the above-referenced transaction and the Special Meeting of Shareholders of TGOT that will be held on August 3, 2018.  You can request a copy of the Prospectus/Proxy Statement by calling (800) DIAL BEN®/(800) 342-5236) or by writing to Franklin Templeton Investments at P.O. Box 997151, Sacramento, CA 95899-7151.

Pro Forma Financial Information

Pro forma financial information has not been prepared for the reorganization of TGOT into the Growth Fund because the net asset value of TGOT ($450,622,534) does not exceed ten percent of the net asset value of the Growth Fund ($13,908,914,630), as measured on March 8, 2018.

Accounting Survivor

The Growth Fund will be the accounting and performance survivor following the reorganization.

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PART C

OTHER INFORMATION

Item 15. Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the By-Laws or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with securities being registered, the Registrant may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 11(a), 12(a), 14(a) and 16(a).

(1)	Copies of the charter of the Registrant as now in effect;

	(a)	Amended and Restated Articles of Incorporation dated January 26, 1989 Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 29, 1995

	(b)	Articles of Amendment dated December 14, 1992 Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 27, 2012

	(c)	Articles of Amendment dated April 17, 1995 Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: April 28, 1995

	(d)	Articles Supplementary dated April 13, 1995 Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: April 28, 1995

	(e)	Articles Supplementary dated December 6, 1995 Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 27, 2012

	(f)	Articles Supplementary dated December 27, 1996 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 31, 1996

	(g)	Articles Supplementary dated April 10, 1997 Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: October 30, 1998

	(h)	Articles of Amendment dated December 23, 1998 Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 1998

	(i)	Articles Supplementary dated December 23, 1998 Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 1998

(j)

Certificate of Correction to Articles of Amendment and Restatement dated September 28, 1999

Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 27, 2012

	(k)	Articles of Amendment dated September 15, 2000 Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 2005

	(l)	Articles Supplementary dated December 27, 2001 Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 27, 2002

	(m)	Articles Supplementary dated October 20, 2005 Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 2005

	(n)	Articles Supplementary dated February 28, 2006 Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 28, 2007
(o)

Certificate of Correction to Articles of Amendment and Restatement dated March 20, 2007

Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 27, 2012

(p)

Certificate of Correction to Articles of Amendment and Restatement dated July 18, 2007

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 28, 2007

	(q)	Articles of Amendment dated February 27, 2009 Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 27, 2012

(r)

Articles Supplementary to Articles of Incorporation dated February 28, 2013

Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: April 29, 2013

(2)	Copies of the existing by-laws or corresponding instruments of the Registrant;

(a)

Amended and Restated By-Laws of Templeton Growth Fund, Inc. dated March 1, 2005, as amended July 12, 2017, October 24, 2017 and February 1, 2018

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: March 16, 2018

(3)	Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

	(a)	Form of Agreement and Plan of Reorganization of Templeton Global Opportunities Trust and Templeton Growth Fund, Inc. is filed herewith as Exhibit A to the Prospectus/Proxy Statement

(5)

Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

Not Applicable.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)

Amended and Restated Investment Management Agreement between the Registrant and Templeton Global Advisors Limited dated July 1, 2014

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 23, 2016

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)

Distribution Agreement between the Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011

Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 28, 2011

(b)

Non-Exclusive Underwriting Agreement between the Registrant and Templeton Global Strategic Services (Deutschland) GmbH dated October 31, 1995[2]

Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 29, 1995

(c)

Forms of Selling Agreements between Registrant, Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: October 28, 2010

	(d)	Form of Non-Exclusive Underwriting Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 1998

(e)

Amendment dated October 18, 1997 to the Non-Exclusive Underwriting Agreement between the Registrant and Templeton Global Strategic Services (Deutschland) GmbH dated October 31, 1995

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 30, 1998

(8)

Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)

Custody Agreement between Registrant and JPMorgan Chase Bank dated December 31, 1986

Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 29, 1995

	(b)	Amendment dated March 3, 1998 to the Custody Agreement Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: October 30, 1998

	(c)	Amendment No. 2 dated July 23, 1998 to the Custody Agreement Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: October 30, 1998

	(d)	Amendment No. 3 dated May 1, 2001 to the Custody Agreement Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 27, 2002

(10)

Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

	(a)	Amended and Restated Distribution Plan Class A dated February 24, 2009 Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 28, 2009

	(b)	Amended and Restated Distribution Plan – Class C dated July 15, 2009 Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 28, 2009

	(c)	Amended and Restated Distribution Plan - Class R dated July 15, 2009 Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 28, 2009

(d)

Amended and Restated Multi-Class Plan dated December 6, 2012, effective May 1, 2013

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 24, 2014

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

	(a)	Legal Opinion dated April 5, 2018 File No. 333-224153 Filing: Registration Statement on Form N-14 Filing Date: April 5, 2018

(12)

An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

To be filed by amendment

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)

Subcontract for Fund Administrative Services between Templeton Global Advisors Limited and Franklin Templeton Services, LLC dated July 1, 2014

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 23, 2016

(b)

Sub Transfer Agent Agreement dated June 22, 1994 between the Registrant, Franklin Templeton Investor Services, LLC and The Shareholder Services Group, Inc.

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 30, 2003

	(c)	Amendment to Sub Transfer Agent Agreement dated January 1, 1999 Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 2003

	(d)	Assignment of Sub Transfer Agent Agreement dated June 13, 2003 Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 2003

(e)

Sub Accounting Services Agreement dated May 1, 1991 between the Registrant, Franklin Templeton Investor Services, LLC, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner & Smith, Inc.

Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 29, 1995

(f)

Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated November 1, 2017

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 27, 2017

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

	(a)	Consent of Independent Registered Public Accounting Firm dated May 18, 2018

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

	(a)	Power of Attorney dated February 27, 2018 File No. 333-224153 Filing: Registration Statement on Form N-14 Filing Date: April 5, 2018

(17)	Any additional exhibits which the Registrant may wish to file.

	(a)	Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: April 29, 2013

Item 17. Undertakings

(a)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(c)

The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12)(a) of Form N-14 within a reasonable time after receipt of such opinion.

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SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant by the undersigned, in the City of Fort Lauderdale and the State of Florida, on the 18th day of May, 2018.

TEMPLETON GROWTH FUND, INC.

(Registrant)

By:   /s/ LORI A. WEBER

      Lori A. Weber

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

NORMAN J. BOERSMA* Norman J. Boersma	President and Chief Executive Officer- Investment Management
Dated: May 18, 2018

MATTHEW T. HINKLE*	Chief Executive Officer- Finance and
Matthew T. Hinkle	Administration
Dated: May 18, 2018

ROBERT G. KUBILIS*	Chief Financial Officer, Chief
Robert G. Kubilis	Accounting Officer and Treasurer
Dated: May 18, 2018

HARRIS J. ASHTON*	Director
Harris J. Ashton	Dated: May 18, 2018

ANN TORRE BATES*	Director
Ann Torre Bates	Dated: May 18, 2018

MARY C. CHOKSI*	Director
Mary C. Choksi	Dated: May 18, 2018

EDITH E. HOLIDAY*	Director
Edith E. Holiday	Dated: May 18, 2018

GREGORY E. JOHNSON*	Director
Gregory E. Johnson	Dated: May 18, 2018

RUPERT H. JOHNSON, JR.*	Director
Rupert H. Johnson, Jr.	Dated: May 18, 2018

J. MICHAEL LUTTIG*	Director
J. Michael Luttig	Dated: May 18, 2018

DAVID W. NIEMIC	Director
David W. Niemic	Dated: May 18, 2018

LARRY D. THOMPSON*	Director
Larry D. Thompson	Dated: May 18, 2018

CONSTANTINE D. TSERETOPOULOS*_	Director
Constantine D. Tseretopoulous	Dated: May 18, 2018

ROBERT E. WADE*	Director
Robert E. Wade	Dated: May 18, 2018

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*By /s/ LORI A. WEBER_

Lori A. Weber, Attorney-in-Fact

 (Pursuant to Powers of Attorney previously filed)

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TEMPLETON GROWTH FUND, INC.

N-14 REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

EX-99.(14)(a)	Consent of Independent Registered Public Accounting Firm dated May 18, 2018

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